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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05460
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices)     (Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 8/31/12

Item 1. Reports to Stockholders.

Investor Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio
Annual Report to Shareholders ▪ August 31, 2012

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
21	Financial Statements
23	Notes to Financial Statements
29	Financial Highlights
30	Auditor’s Report
31	Fund Expenses
32	Approval of Investment Advisory and Sub-Advisory Agreements
34	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2012, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.
Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
This is the annual report on the performance of the Investor Class of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), part of Invesco Fixed Income, for the fiscal year ended August 31, 2012. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Economic uncertainty prevailed in the US and Europe during the 12 months covered by this report.
     The economic recovery in the US seemed to gather momentum earlier in 2012, but confidence began to wane amid growing concern about the domestic impact of the eurozone debt crisis. Gross domestic product (GDP), the broadest measure of overall US economic activity, grew at annualized rates of 1.3% and 4.1% in the third and fourth quarters of 2011, respectively, but slowed in the first half of 2012.1 And while the unemployment rate trended lower during the reporting period, it remained elevated above 8.0%.2
     The US Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, although it extended the horizon for maintaining this rate from 2013 to late 2014.3 In the fall of 2011, the Fed announced Operation Twist, in which the Fed would sell short-dated Treasury securities with maturities of three years or less and use the proceeds to buy $400 billion3 in longer-dated bonds with maturities of six to 30 years in an effort to push down long-term interest rates. As the economic recovery continued to falter, the Fed announced in June 2012 that it would extend Operation Twist another six months, through the end of the year. With no change in monetary policy, money market funds continued to operate in an ultra-low interest rate environment.
     No significant progress was made during the reporting period in resolving the ongoing eurozone debt crisis. The effects of the European Central Bank’s efforts to shore up European banks through the roughly €1 trillion Long-Term Refinancing Operation4 quickly dissipated, leaving some of Europe’s largest economies vulnerable to financial turmoil. Even as concerns intensified about a potential Greek exit from the monetary union and a €100 billion4 bailout for Spain, Europe’s fourth-largest economy,4 European leaders worked tirelessly to contain the crisis by strengthening emergency and bailout funds in an effort to foster a stronger monetary union.
Invesco Fixed Income’s strength and experience
For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,
Karen Dunn Kelley
Senior Managing Director, Investments
1 Source: Bureau of Economic Analysis
2 Source: Bureau of Labor Statistics
3 Source: US Federal Reserve
4 Source: Reuters
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Investor Class data as of 8/31/12
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End

Premier	21 - 53 days	44 days	54 days	$66.9 million

Premier U.S. Government Money	24 - 46 days	43 days	68 days	$22.7 million

Premier Tax-Exempt	18 - 32 days	32 days	32 days	$11.0 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Premier Portfolio
Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US and foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Premier U.S. Government Money Portfolio
Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, and repurchase agreements secured by those obligations and securities.
Premier Tax-Exempt Portfolio
Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
     The Fund invests only in high-quality US dollar-denominated short-term debt obligations, including municipal securities, tax-exempt commercial paper and cash equivalents. It invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in securities that pay interest that is excluded from gross income for federal income tax purposes, and that do not produce income that would be considered to be an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/12
		Premier	Premier
	Premier	U.S. Government Money	Tax-Exempt
	Portfolio 1-15	Portfolio 6,8-10,12,14	Portfolio 1-11,13,15

1-7	37.5%	43.1%	84.8%

8-30	13.7	0.0	0.0

31-60	17.1	31.9	2.3

61-90	14.1	15.6	0.4

91-180	17.6	7.8	7.8

181+	0.0	1.6	4.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	Counterparty risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract (such as a futures contract or swap agreement) will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

2	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

3	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

4	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility.

Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

5	Industry focus risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

6	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

7	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

8	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

9	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

10	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

11	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

12	Repurchase agreement risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

13	Synthetic securities risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. These instruments may be subject to counterparty risk and liquidity risk.

14	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

15	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2012

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–55.74%
Asset-Backed Securities–Commercial Loans/Leases–1.94%
Atlantis One Funding Corp.(a)(b)(c)	0.32%	12/04/12	$100,000	$99,916,444

Atlantis One Funding Corp.(a)(b)(c)	0.42%	01/02/13	50,000	49,928,250

				149,844,694

Asset-Backed Securities–Consumer Receivables–4.72%
Bryant Park Funding LLC(a)(c)	0.18%	09/25/12	94,892	94,880,613

Old Line Funding, LLC(a)(c)	0.20%	09/04/12	45,089	45,088,249

Old Line Funding, LLC(a)(c)	0.35%	01/08/13	100,000	99,874,583

Thunder Bay Funding, LLC(a)(c)	0.32%	09/04/12	70,130	70,128,130

Thunder Bay Funding, LLC(a)(c)	0.20%	09/04/12	55,000	54,999,083

				364,970,658

Asset-Backed Securities–Fully Supported–3.10%
Kells Funding LLC
(CEP–Federal Republic of Germany)(a)(b)(c)	0.49%	11/14/12	140,000	139,858,989

(CEP–Federal Republic of Germany)(a)(b)(c)	0.50%	01/02/13	50,000	49,914,583

(CEP–Federal Republic of Germany)(a)(b)(c)	0.54%	01/16/13	50,000	49,897,250

				239,670,822

Asset-Backed Securities–Fully Supported Bank–7.21%
Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(a)(b)(c)	0.26%	09/04/12	100,000	99,997,833

Govco LLC (CEP–Citibank N.A.)(a)(c)	0.31%	09/17/12	75,000	74,989,667

Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(a)(b)(c)	0.26%	09/04/12	120,000	119,997,400

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.21%	11/19/12	87,485	87,444,684

Matchpoint Master Trust
(CEP–BNP Paribas)(a)(b)(c)	0.37%	10/02/12	50,000	49,984,069

(CEP–BNP Paribas)(a)(b)(c)	0.50%	10/16/12	25,000	24,984,375

Newport Funding Corp. (CEP–Deutsche Bank AG)(a)(b)(c)	0.37%	09/05/12	100,000	99,995,889

				557,393,917

Asset-Backed Securities–Multi-Purpose–10.43%
CAFCO, LLC(c)	0.25%	09/26/12	100,000	99,982,639

CIESCO, LLC	0.27%	09/26/12	50,000	24,995,313

CIESCO, LLC	0.25%	09/26/12	25,000	49,991,319

CRC Funding LLC(a)(c)	0.25%	09/05/12	50,000	49,998,611

Nieuw Amsterdam Receivables Corp.(a)(b)(c)	0.24%	09/25/12	140,000	139,977,600

Nieuw Amsterdam Receivables Corp.(a)(b)(c)	0.30%	11/02/12	110,000	109,943,167

Regency Markets No. 1, LLC(a)(b)(c)	0.22%	09/14/12	115,000	114,990,864

Regency Markets No. 1, LLC(a)(b)(c)	0.21%	09/18/12	148,090	148,075,314

Regency Markets No. 1, LLC(a)(b)(c)	0.21%	09/26/12	68,682	68,671,984

				806,626,811

Diversified Banks–13.67%
Bank of Montreal(b)	0.32%	12/03/12	65,000	64,946,351

BNZ International Funding Ltd.(a)(b)(c)	0.25%	12/06/12	50,000	49,966,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Banks–(continued)

DBS Bank Ltd.(a)(b)(c)	0.23%	11/01/12	$30,000	$29,988,308

Mizuho Funding, LLC(a)(b)(c)	0.37%	10/11/12	80,000	79,967,556

Mizuho Funding, LLC(a)(b)(c)	0.35%	11/02/12	75,000	74,955,437

National Australia Funding Delaware Inc.(a)(b)(c)	0.35%	11/05/12	50,000	49,968,854

Oversea-Chinese Banking Corp. Ltd.(b)	0.26%	10/02/12	70,000	69,984,328

Oversea-Chinese Banking Corp. Ltd.(b)	0.25%	10/11/12	33,000	32,990,833

Societe Generale North America, Inc.(b)	0.40%	09/06/12	145,000	144,991,944

Societe Generale North America, Inc.(b)	0.53%	10/19/12	50,000	49,964,667

Standard Chartered Bank(a)(b)(c)	0.27%	09/04/12	100,000	99,997,750

Sumitomo Mitsui Banking Corp.(a)(b)(c)	0.34%	10/17/12	85,000	84,963,072

Sumitomo Mitsui Banking Corp.(a)(b)(c)	0.33%	10/24/12	125,000	124,939,271

UBS Finance (Delaware) Inc.(b)	0.28%	11/16/12	100,000	99,940,889

				1,057,565,927

Diversified Capital Markets–0.45%
Deutsche Bank Financial LLC(b)	0.31%	09/21/12	35,000	34,993,972

Household Products–0.97%
Reckitt Benckiser Treasury Services PLC(a)(b)(c)	0.60%	01/17/13	50,000	49,885,000

Reckitt Benckiser Treasury Services PLC(a)(b)(c)	0.60%	02/11/13	25,000	24,932,083

				74,817,083

Regional Banks–10.47%
Commonwealth Bank of Australia(b)(c)	0.40%	01/07/13	75,000	74,893,333

HSBC Bank PLC(a)(b)(c)	0.37%	02/01/13	75,000	74,882,062

HSBC USA Inc.(a)(b)	0.31%	10/11/12	75,000	74,974,167

HSBC USA Inc.(a)(b)	0.31%	10/18/12	100,000	99,959,528

Mitsubishi UFJ Trust & Banking Corp.(a)(b)(c)	0.36%	11/01/12	100,000	99,939,000

Nordea North America Inc.(b)	0.30%	09/07/12	100,000	99,995,000

Nordea North America Inc.(b)	0.30%	01/02/13	100,000	99,897,500

PNC Bank, N.A.	0.31%	01/03/13	50,000	49,946,611

PNC Bank, N.A.	0.35%	01/08/13	60,000	59,924,750

Svenska Handelsbanken, Inc.(a)(b)(c)	0.30%	09/18/12	75,000	74,989,375

				809,401,326

Soft Drinks–2.78%
Coca-Cola Co.(a)(c)	0.21%	10/02/12	50,000	49,990,958

Coca-Cola Co.(a)(c)	0.22%	10/04/12	40,000	39,991,933

Coca-Cola Co.(a)(c)	0.26%	01/04/13	46,940	46,897,624

Coca-Cola Co.(a)(c)	0.26%	01/07/13	78,300	78,227,616

				215,108,131

Total Commercial Paper (Cost $4,310,393,341)				4,310,393,341

Certificates of Deposit–13.53%
Bank of Montreal(b)	0.35%	12/14/12	50,000	50,000,000

Bank of Nova Scotia(d)	0.32%	02/05/13	50,000	50,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)	0.34%	11/05/12	100,000	100,000,000

Barclays Bank PLC(b)	0.35%	06/17/13	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Mitsubishi UFJ Trust & Banking Corp.(b)	0.37%	11/08/12	$125,000	$125,000,000

Mitsubishi UFJ Trust & Banking Corp.(b)	0.37%	09/07/12	50,000	50,000,000

Mizuho Corporate Bank, Ltd.(b)	0.36%	10/09/12	65,000	65,000,000

National Austrialia Bank Ltd. (United Kingdom)(b)	0.37%	09/14/12	50,000	50,000,000

Nationwide Building Society (United Kingdom)(b)	0.57%	11/09/12	75,000	74,918,221

Standard Chartered Bank (United Kingdom)(b)	0.43%	10/29/12	100,000	99,930,722

Sumito Mitsui Banking Corp.(b)	0.32%	11/01/12	100,000	100,000,000

Sumito Mitsui Banking Corp.(b)	0.34%	10/19/12	50,000	50,000,000

Svenska Handelsbanken AB (Cayman Islands)(b)	0.16%	09/04/12	131,201	131,200,876

Total Certificates of Deposit (Cost $1,046,049,819)				1,046,049,819

Medium-Term Notes–4.62%
General Electric Co. Global Sr. Unsec. Notes	5.00%	02/01/13	33,275	33,859,946

General Electric Capital Corp. Sr. Unsec. Medium-Term Notes	5.25%	10/19/12	17,772	17,879,973

Royal Bank of Canada Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.56%	09/01/13	100,000	100,002,115

Svenska Handelsbanken AB Medium-Term Notes(b)(c)(d)	0.55%	12/07/12	30,000	30,000,000

Toyota Motor Credit Corp. Sr. Unsec. Medium-Term Notes(b)(d)	0.87%	01/15/13	100,000	100,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.54%	09/06/13	75,000	75,000,000

Total Medium-Term Notes (Cost $356,742,034)				356,742,034

Variable Rate Demand Notes–3.65%(e)
Credit Enhanced–3.65%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	10/01/33	2,700	2,700,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/29	1,600	1,600,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	03/15/23	1,535	1,535,000

Delaware (State of) Economic Development Authority (Archmere Academy, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	07/01/36	2,300	2,300,000

District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.19%	06/01/27	10,000	10,000,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.18%	07/01/37	8,100	8,100,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	03/01/30	11,820	11,820,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/31	2,000	2,000,000

Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(f)	0.20%	09/01/14	6,600	6,600,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(f)	0.20%	03/01/21	5,700	5,700,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB of Chicago)	0.17%	06/01/40	4,845	4,845,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/15/44	10,000	10,000,000

Series 2009 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/15/44	12,500	12,500,000

Illinois (State of) Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/01/24	3,370	3,370,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	08/15/25	3,430	3,430,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–Harris N.A.)(f)	0.18%	06/01/29	$5,800	$5,800,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	02/01/24	3,000	3,000,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	02/01/39	2,700	2,700,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	07/01/27	1,500	1,500,000

Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.20%	05/01/42	16,500	16,500,000

Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP–FHLMC)	0.19%	04/01/44	2,200	2,200,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/38	9,673	9,673,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.19%	12/15/29	4,350	4,350,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	10/01/33	23,940	23,940,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(f)	0.15%	05/01/26	4,350	4,350,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	09/01/27	3,035	3,035,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	09/01/37	25,510	25,510,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/34	7,000	7,000,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	02/01/35	4,915	4,915,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/01/31	5,405	5,405,000

Tarrant (County of) Texas Cultural Education Facilities Corp. (Scott & White Memorial Hospital & Scott, Sherwood, & Brindley Foundation); Series 2008-2, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	08/15/46	22,400	22,400,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/15/22	4,400	4,400,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	08/01/35	3,000	3,000,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	06/01/30	5,000	5,000,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	01/01/27	5,490	5,490,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.17%	07/01/27	11,380	11,380,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.16%	07/01/38	1,700	1,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	05/01/39	3,795	3,795,000

Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	02/01/39	3,835	3,835,000

Total Variable Rate Demand Notes (Cost $282,378,000)				282,378,000

U.S. Treasury Bills–3.23%(d)
U.S. Treasury Bills (Cost $249,879,445)	0.14%	01/03/13	250,000	249,879,445

TOTAL INVESTMENTS (excluding Repurchase Agreements)–80.77% (Cost $6,245,442,639)				6,245,442,639

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–19.20%(g)
Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 0%-6.00%, 06/20/38-05/20/62)	0.20%	09/04/12	$250,005,556	$250,000,000

Barclays Capital Inc., Term agreement dated 08/01/12, maturing value of $150,029,750 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $153,000,039; 1.50%-4.50%, 07/31/16-05/20/41)	0.21%	09/04/12	150,029,750	150,000,000

BNP Paribas Securities Corp., Joint term agreement dated 06/18/12, aggregate maturing value $300,208,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,001; 1.75%-6.16%, 08/01/20-07/01/42)(h)	0.24%	10/01/12	75,052,000	75,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	150,003,333	150,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.54%-6.00%, 02/01/23-08/01/42)	0.20%	09/04/12	250,005,556	250,000,000

RBC Capital Markets Corp., Joint term agreement dated 08/28/12, aggregate maturing value $200,008,944 (collateralized by Corporate obligations valued at $210,000,001; 0%-6.13%, 06/01/15-06/15/44)(b)(h)	0.23%	09/04/12	100,004,472	100,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/12, aggregate maturing value $1,050,022,167 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $1,071,000,000; 2.50%-4.50%, 08/01/22-07/01/42)	0.19%	09/04/12	150,003,167	150,000,000

Societe Generale, Joint term agreement dated 08/28/12, aggregate maturing value of $450,014,875 (collateralized by U.S. Government sponsored agency obligations valued at $459,000,978; 0%-7.13%, 09/24/12-12/01/47)(h)	0.17%	09/04/12	225,007,438	225,000,000

Wells Fargo Securities, LLC, Joint term agreement dated 07/23/12, aggregate maturing value of $400,455,000 (collateralized by Corporate obligations valued at $420,000,000; 0%-10.50%, 09/01/12-06/19/99)	0.45%	10/22/12	135,153,563	135,000,000

Total Repurchase Agreements (Cost $1,485,000,000)				1,485,000,000

TOTAL INVESTMENTS(i)(j)–99.97% (Cost $7,730,442,639)				7,730,442,639

OTHER ASSETS LESS LIABILITIES–0.03%				2,352,847

NET ASSETS–100.00%				$7,732,795,486

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 16.2%; Japan: 13.6%; Sweden: 5.6%; Netherlands: 5.3%; Canada: 5.2%; other countries less than 5% each: 15.2%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $3,457,898,284, which represented 44.72% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2012

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–67.12%
Federal Farm Credit Bank (FFCB)–12.20%
Bonds(a)	0.23%	09/28/12	$10,000	$10,000,000

Bonds(a)	0.17%	10/19/12	20,000	20,000,000

Bonds(a)	0.25%	01/22/13	20,000	19,996,835

Bonds(a)	0.18%	03/08/13	10,000	9,998,955

Bonds(a)	0.30%	04/11/13	17,000	17,010,444

Bonds(a)	0.30%	05/03/13	15,000	15,010,155

Bonds(a)	0.19%	06/20/13	25,000	24,997,980

Bonds(a)	0.21%	08/06/13	20,000	20,001,798

Disc. Notes(b)	0.12%	11/16/12	15,000	14,996,200

Disc. Notes(b)	0.16%	02/21/13	20,000	19,984,622

Disc. Notes(b)	0.19%	05/24/13	15,000	14,979,021

				186,976,010

Federal Home Loan Bank (FHLB)–27.94%
Unsec. Bonds(a)	0.24%	09/17/12	15,000	14,999,867

Unsec. Bonds	0.13%	10/24/12	15,000	14,999,520

Unsec. Bonds	0.20%	10/29/12	17,875	17,876,321

Unsec. Bonds	0.20%	11/19/12	5,000	5,000,508

Unsec. Bonds(a)	0.21%	01/23/13	15,000	15,000,000

Unsec. Bonds	0.25%	07/17/13	10,000	9,999,712

Unsec. Disc. Notes(b)	0.00%	09/04/12	3,815	3,815,335

Unsec. Disc. Notes(b)	0.12%	10/02/12	25,000	24,997,417

Unsec. Disc. Notes(b)	0.16%	10/03/12	15,000	14,997,867

Unsec. Disc. Notes(b)	0.12%	10/05/12	25,000	24,997,167

Unsec. Disc. Notes(b)	0.16%	10/10/12	15,000	14,997,400

Unsec. Disc. Notes(b)	0.12%	10/12/12	15,000	14,997,950

Unsec. Disc. Notes(b)	0.12%	10/17/12	25,000	24,996,167

Unsec. Disc. Notes(b)	0.13%	10/19/12	20,000	19,996,667

Unsec. Disc. Notes(b)	0.13%	10/24/12	15,000	14,997,085

Unsec. Disc. Notes(b)	0.16%	10/24/12	15,000	14,996,577

Unsec. Disc. Notes(b)	0.13%	10/26/12	36,000	35,992,804

Unsec. Disc. Notes(b)	0.13%	10/31/12	25,000	15,495,996

Unsec. Disc. Notes(b)	0.16%	10/31/12	15,500	24,994,791

Unsec. Disc. Notes(b)	0.13%	11/02/12	15,000	14,996,538

Unsec. Disc. Notes(b)	0.13%	11/08/12	15,000	14,996,317

Unsec. Disc. Notes(b)	0.14%	11/09/12	15,000	14,996,119

Unsec. Disc. Notes(b)	0.12%	11/16/12	15,000	14,996,200

Unsec. Disc. Notes(b)	0.16%	02/20/13	10,000	9,992,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Global Bonds	0.18%	11/14/12	$5,000	$5,000,278

Unsec. Global Bonds(a)	0.19%	07/26/13	25,000	24,997,753

				428,124,950

Federal Home Loan Mortgage Corp. (FHLMC)–13.63%
Unsec. Disc. Notes(b)	0.10%	10/01/12	10,000	9,999,167

Unsec. Disc. Notes(b)	0.10%	10/02/12	10,000	9,999,139

Unsec. Disc. Notes(b)	0.11%	10/03/12	15,000	14,998,533

Unsec. Disc. Notes(b)	0.11%	10/04/12	20,000	19,997,983

Unsec. Disc. Notes(b)	0.18%	10/09/12	10,000	9,998,153

Unsec. Disc. Notes(b)	0.15%	10/15/12	14,204	14,201,396

Unsec. Disc. Notes(b)	0.13%	11/05/12	15,000	14,996,479

Unsec. Disc. Notes(b)	0.12%	11/19/12	15,000	14,996,050

Unsec. Disc. Notes(b)	0.15%	11/26/12	15,000	14,994,517

Unsec. Disc. Notes(b)	0.13%	11/27/12	15,000	14,995,469

Unsec. Disc. Notes(b)	0.16%	01/22/13	30,000	29,980,933

Unsec. Global Notes	0.52%	11/26/12	15,000	15,011,657

Series M006, Class A, Taxable VRD MFH Ctfs.(a)(c)	0.24%	10/15/45	23,177	24,707,656

				208,877,132

Federal National Mortgage Association (FNMA)–13.20%
Unsec. Disc. Notes(b)	0.21%	10/01/12	15,000	14,998,250

Unsec. Disc. Notes(b)	0.13%	10/03/12	15,000	14,998,267

Unsec. Disc. Notes(b)	0.12%	10/10/12	25,000	24,996,750

Unsec. Disc. Notes(b)	0.10%	10/15/12	25,000	24,996,945

Unsec. Disc. Notes(b)	0.12%	10/15/12	25,000	24,996,333

Unsec. Disc. Notes(b)	0.11%	11/01/12	10,000	9,998,136

Unsec. Disc. Notes(b)	0.15%	11/21/12	17,000	16,994,262

Unsec. Disc. Notes(b)	0.14%	11/28/12	12,000	11,995,893

Unsec. Disc. Notes(b)	0.15%	01/09/13	15,000	14,991,875

Unsec. Disc. Notes(b)	0.16%	01/16/13	15,000	14,991,152

Unsec. Disc. Notes(b)	0.16%	01/23/13	15,000	14,990,400

Unsec. Global Notes(a)	0.40%	02/01/13	13,300	13,306,192

				202,254,455

Overseas Private Investment Corp. (OPIC)–0.15%
Overseas Private Investment Corp. Gtd. VRD COP Bonds(c)	0.18%	03/15/19	2,250	2,250,000

Total U.S. Government Sponsored Agency Securities (Cost $1,028,482,547)				1,028,482,547

U.S. Treasury Notes–0.98%
U.S Treasury Notes (Cost $15,022,580)	1.38%	10/15/12	15,000	15,022,580

TOTAL INVESTMENTS (excluding Repurchase Agreements)–68.10% (Cost $1,043,505,127)				1,043,505,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

U.S. Treasury Notes –(continued)
Repurchase Agreements–31.98%(d)
BNP Paribas Securities Corp., Joint agreement dated 08/31/12, aggregate maturing value $250,005,278 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,053; 0.45%-1.38%, 02/25/14-08/14/17)	0.19%	09/04/12	$80,001,689	$80,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/12, aggregate maturing value of $100,002,111 (collateralized by U.S. Government sponsored agency obligations valued at $102,002,853; 0%-8.88%, 07/15/13-04/15/30),	0.19%	09/04/12	80,001,689	80,000,000

Credit Suisse Securities (USA) LLC, Joint term agreement dated 08/13/12, aggregate maturing value of $250,066,667 (collateralized by U.S. Treasury obligations valued at $255,000,045; 0%-4.38%, 07/15/14-05/15/40)	0.16%	10/12/12	50,013,333	50,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	49,976,374	49,975,319

Deutsche Bank Securities Inc., Joint term agreement dated 06/11/12, aggregate maturing value $350,140,000 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,829; 0%-8.20%, 09/04/12-09/15/60)(e)	0.16%	09/10/12	75,030,000	75,000,000

RBS Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $400,008,444 (collateralized by U.S. Government sponsored agency obligations valued at $408,006,388; 0%-9.38%, 10/15/12-04/15/30)	0.19%	09/04/12	80,001,689	80,000,000

Societe Generale, Term agreement dated 08/28/12, maturing value $75,002,333 (collateralized by U.S. Government sponsored agency obligations valued at $76,500,899; 0.65%-5.00%, 05/22/15-12/14/18)(e)	0.16%	09/04/12	75,002,333	75,000,000

Total Repurchase Agreements (Cost $489,975,319)				489,975,319

TOTAL INVESTMENTS(f)–100.08% (Cost $1,533,480,446)				1,533,480,446

OTHER ASSETS LESS LIABILITIES–(0.08)%				(1,270,964)

NET ASSETS–100.00%				$1,532,209,482

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
MFH	– Multi-Family Housing
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(d)	Principal amount equals value at period end. See Note 1H.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2012

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.26%
Alabama–2.32%
Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.27%	10/01/32	$3,783	$3,783,000

Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC–Branch Banking & Trust Co.)(a)(b)	0.19%	07/01/15	1,575	1,575,000

				5,358,000

Colorado–7.49%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP–FHLMC)(a)(c)	0.19%	01/15/14	6,350	6,350,000

Boulder (County of) (YMCA of Boulder Valley); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	02/01/31	1,335	1,335,000

Boulder (County of); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	02/01/31	2,355	2,355,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	07/01/34	1,275	1,275,000

Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB, (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	06/01/30	2,900	2,900,000

Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	04/01/24	1,200	1,200,000

Gateway Regional Metropolitan District; Series 2008, Ref & Improvement VRD Limited Tax GO Bonds (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	12/01/37	645	645,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	12/01/24	1,235	1,235,000

				17,295,000

District of Columbia–1.17%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.42%	01/01/29	2,707	2,707,000

Florida–5.39%
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.58%	10/01/16	300	300,000

Florida (State of) Board of Educationl; Series 2005 B, Ref. Faith & Credit Outlay Unlimited Tax GO Bonds	5.00%	01/01/13	2,715	2,758,401

Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	10/01/21	1,225	1,225,000

Orange (County of) Industrial Development Authority (Trinity Preparatory School of Florida, Inc.); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	10/01/25	800	800,000

Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(a)(c)(d)	0.22%	12/01/32	5,095	5,095,000

Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	11/01/15	2,270	2,270,000

				12,448,401

Georgia–5.76%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.48%	01/01/29	1,700	1,700,000

DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	08/01/21	400	400,000

Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	01/01/20	1,725	1,725,000

Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(d)(e)	0.25%	08/01/27	1,000	1,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Georgia (State of);
Series 2007 B, Unlimited Tax GO Bonds	5.00%	04/01/13	$600	$616,709

Series 2009 F, Unlimited Tax GO Bonds	5.00%	11/01/12	1,000	1,007,980

Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.32%	05/01/24	780	780,000

Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(d)	1.30%	12/01/18	700	700,000

Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.68%	09/01/19	900	900,000

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	09/01/20	3,400	3,400,000

Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	11/01/27	1,060	1,060,000

				13,289,689

Illinois–4.66%
Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(a)(b)(c)(d)	0.25%	03/01/33	2,900	2,900,000

East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.38%	06/01/27	1,000	1,000,000

Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	450	456,061

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.28%	06/01/17	916	916,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	08/15/25	1,305	1,305,000

Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.28%	02/01/21	1,655	1,655,000

Illinois (State of) Finance Authority (Trinity Health Credit Group); Series 2011, RB	2.00%	12/01/12	1,150	1,155,142

Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(a)(b)(d)	0.29%	04/01/22	1,375	1,375,000

				10,762,203

Indiana–5.70%
Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.49%	12/01/23	820	820,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.27%	08/01/37	4,845	4,845,000

Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris N.A.)(a)(b)(d)	0.29%	03/01/22	1,340	1,340,000

Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP–FHLB of Indianapolis)(a)(d)	0.35%	06/01/30	2,055	2,055,000

La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris N.A.)(a)(b)(d)	0.29%	11/01/18	2,130	2,130,000

Purdue University; Series 2009 X, Student Fee RB	5.00%	07/01/13	300	311,686

University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.28%	10/01/19	1,650	1,650,000

				13,151,686

Iowa–0.39%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)	0.48%	06/01/28	900	900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana–0.87%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.30%	12/01/27	$2,000	$2,000,000

Maryland–1.68%
Baltimore (County of); Series 2002, Ref. Metropolitan District Unlimited Tax GO Bonds	5.25%	09/01/12	1,455	1,455,000

Harford (County of); Series 2009, Ref. Unlimited Tax GO Bonds	3.00%	06/01/13	350	357,037

Maryland (State of) (State & Local Facilities Loan of 2008); First Series 2008, Unlimited Tax GO Bonds	5.00%	03/01/13	500	511,910

Montgomery (County of); Series 2007 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	05/01/13	1,500	1,547,349

				3,871,296

Massachusetts–0.74%
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)	0.54%	05/01/16	980	980,000

Massachusetts (State of) Industrial Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC–TD Bank, N.A.)(a)(b)(d)	0.60%	06/01/18	725	725,000

				1,705,000

Michigan–3.28%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	10/15/38	4,870	4,870,000

Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (CEP–FHLB of Indianapolis)(a)(d)	0.44%	07/01/32	250	250,000

Michigan (State of) Strategic Fund (The Roeper School); Series 2002, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.53%	05/01/32	2,445	2,445,000

				7,565,000

Minnesota–2.91%
Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)	0.19%	08/01/15	1,800	1,800,000

Hennepin (County of): Series 2009 C, Unlimited Tax GO bonds	3.00%	12/01/12	500	503,475

Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	10/01/23	725	725,000

St. Paul (City of) Port Authority; Series 2009-8 R, Ref. VRD District Heating RB (LOC–Deutsche Bank AG)(a)(b)(d)(e)	0.21%	12/01/28	700	700,000

St. Paul (City of), Minnesota Port Authority; Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(a)(b)(e)	0.19%	03/01/29	3,000	3,000,000

				6,728,475

Missouri–1.71%
Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.23%	07/01/24	1,310	1,310,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of Des Moines)(a)	0.28%	12/01/19	2,630	2,630,000

				3,940,000

Nebraska–0.87%
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.21%	08/15/32	1,000	1,000,000

Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.21%	06/01/31	1,000	1,000,000

				2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nevada–0.39%
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)(a)(d)	0.21%	10/01/37	$900	$900,000

New York–0.68%
New York (City of); Series 2004 G, Unlimited Tax GO Bonds	5.00%	08/01/13	1,500	1,565,580

North Carolina–6.65%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.32%	07/01/21	450	450,000

Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	11/01/23	3,030	3,030,000

North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	06/01/18	1,200	1,200,000

North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	10/01/17	1,295	1,295,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	09/01/27	6,145	6,145,000

North Carolina (State of) Medical Care Commission (The McDowell Hospital, Inc.); Series 1999, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	05/15/16	975	975,000

Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(d)	0.23%	08/01/20	2,250	2,250,000

				15,345,000

North Dakota–1.15%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.31%	12/01/14	2,655	2,655,000

Ohio–3.45%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	11/01/40	7,305	7,305,000

Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.50%	11/15/19	200	200,000

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (CEP–FHLB of Indianapolis)(a)(c)(d)	0.25%	01/01/34	455	455,000

				7,960,000

Oregon–1.26%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.21%	07/01/27	1,850	1,850,000

Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	04/01/34	1,055	1,055,000

				2,905,000

Pennsylvania–7.44%
Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD (LOC–PNC Bank, N.A.)(a)(b)	0.31%	06/01/19	450	450,000

Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	11/01/26	195	195,000

Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(b)	0.17%	11/01/14	190	190,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(e)	0.20%	07/01/38	9,706	9,706,000

Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.28%	12/01/25	500	500,000

Pennsylvania (State of) Economic Development Financing Authority (Kovatch Mobile Equipment Corp.); Series 2009 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.23%	12/01/12	500	500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Economic Development Financing Authority (Laurel Highlands Foundation, Inc.); Series 2007 C-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.31%	08/01/22	$625	$625,000

Pennsylvania (State of) Economic Development Financing Authority (Mainstay Life Services); Series 2001 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.28%	04/01/18	300	300,000

Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.34%	04/01/17	300	300,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.28%	08/01/26	200	200,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program-The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.28%	12/01/26	500	500,000

Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.34%	12/01/26	600	600,000

Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.23%	12/01/29	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.28%	08/01/26	300	300,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennyslvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.28%	11/01/18	700	700,000

Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.30%	12/01/14	1,100	1,100,000

				17,166,000

South Carolina–2.53%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.43%	07/01/17	1,800	1,800,000

South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.42%	09/01/18	3,300	3,300,000

South Carolina (State of) Jobs-Economic Development Authority (Pharmaceutical Associates, Inc.); Series 2001 VRD RB, (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.32%	12/01/13	750	750,000

				5,850,000

Tennessee–1.73%
Marion (County of) Industrial & Environmental Development Board (Valmont Industries); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.32%	06/01/25	1,000	1,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2006 A, Commercial Paper Notes	0.20%	02/05/13	3,000	3,000,000

				4,000,000

Texas–12.50%
Austin (City of); Series 2008, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/01/12	220	220,000

Collin (County of); Series 2012, Ref. Road Unlimited Tax GO Bonds	2.00%	02/15/13	610	614,617

Conroe Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/13	2,065	2,081,920

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.17%	02/15/42	1,340	1,340,000

Harris (County of); Series 2011A, Ref. Road Unlimited Tax GO Bonds	2.00%	10/01/12	750	751,094

Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.21%	10/15/12	3,000	3,000,000

Series 2009 H-2, GO Commercial Paper Notes	0.19%	10/18/12	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Lone Star College System; Series 2012, Ref. Limited Tax GO Bonds	1.50%	02/15/13	$2,000	$2,011,880

Richardson Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.00%	02/15/13	1,000	1,012,679

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/28	3,000	3,000,000

San Antonio (City of); Series 2012, Limited Tax GO Notes	1.50%	02/01/13	1,300	1,307,038

Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.19%	02/15/28	2,900	2,900,000

Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)(c)(d)	0.24%	09/15/36	4,780	4,780,000

Texas (State of) Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	3.00%	01/01/13	745	751,794

Texas (State of); Series 2012, TRAN	2.50%	08/30/13	3,000	3,067,846

University of Texas System Board of Regents; Series 2004 A, Ref. Permanent University Fund RB	5.00%	07/01/13	500	519,777

				28,858,645

Utah–0.20%
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.27%	08/01/28	470	470,000

Virginia–5.25%
Arlington (County of); Series 2003, Ref. & Public Improvement Unlimited Tax GO Bonds	5.00%	01/15/13	1,000	1,017,869

Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	10/01/30	2,900	2,900,000

Richmond (City of); Series 2012 B, Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	01/15/13	1,700	1,711,307

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.17%	08/01/35	6,500	6,500,000

				12,129,176

Washington–5.83%
Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.21%	11/01/23	800	800,000

Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.48%	07/01/21	535	535,000

Seattle (City of);
Series 2006, Ref. & Improvement Limited Tax GO Bonds	5.00%	03/01/13	550	562,779

Series 2009, Ref. & Improvement Limited Tax GO Bonds	5.00%	05/01/13	1,000	1,031,517

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.19%	11/01/25	5,000	5,000,000

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	11/01/32	760	760,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)(a)(d)	0.20%	07/15/32	1,600	1,600,000

Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.21%	12/01/15	160	160,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)	0.17%	04/01/43	3,000	3,000,000

				13,449,296

West Virginia–0.09%
Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC–PNC Bank, N.A.)(a)(b)(c)	0.28%	07/01/14	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–4.90%
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.35%	09/01/19	$4,500	$4,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.20%	06/01/37	3,000	3,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.30%	06/01/25	100	100,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)	0.20%	05/01/30	2,500	2,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.28%	07/01/35	1,225	1,225,000

				11,325,000

Wyoming–0.27%
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(b)(e)	0.18%	01/01/18	635	635,000

TOTAL INVESTMENTS(f)(g)–99.26% (Cost $229,135,447)				229,135,447

OTHER ASSETS LESS LIABILITIES–0.74%				1,700,590

NET ASSETS–100.00%				$230,836,037

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Security purchased or received in a transaction exempt from registration under 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $34,783,000, which represented 15.07% of the Fund’s Net Assets.
(d)	Security subject to the alternative minimum tax.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows; other countries less than 5% each: 6.5%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage

Wells Fargo Bank, N.A.	24.2%

JPMorgan Chase Bank, N.A.	10.1

PNC Bank, N.A.	9.6

Bank of America, N.A.	7.9

Federal Home Loan Mortgage Corp.	7.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2012

		Premier U.S.	Premier
	Premier	Government Money	Tax-Exempt
	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$6,245,442,639	$1,043,505,127	$229,135,447

Repurchase agreements, at value and cost	1,485,000,000	489,975,319	—

Total investments, at value and cost	7,730,442,639	1,533,480,446	229,135,447

Cash	—	—	64,907

Receivable for:
Investments sold	1,720,015	—	1,360,041

Fund shares sold	4,707	50,628	4,552

Interest	1,410,919	228,742	274,086

Fund expenses absorbed	—	9,112	834

Investment for trustee deferred compensation and retirement plans	—	3,689	—

Other assets	—	26	—

Total assets	7,733,578,280	1,533,772,643	230,839,867

Liabilities:
Payable for:
Fund shares reacquired	2,701	1,360	—

Amount due custodian	—	1,530,642	—

Dividends	778,601	27,071	3,830

Accrued fees to affiliates	1,492	—	—

Trustee deferred compensation and retirement plans	—	4,088	—

Total liabilities	782,794	1,563,161	3,830

Net assets applicable to shares outstanding	$7,732,795,486	$1,532,209,482	$230,836,037

Net assets consist of:
Shares of beneficial interest	$7,732,802,189	$1,532,116,205	$230,865,974

Undistributed net investment income	116,890	92,252	444

Undistributed net realized gain (loss)	(123,593)	1,025	(30,381)

	$7,732,795,486	$1,532,209,482	$230,836,037

Net Assets:
Investor Class	$66,914,306	$22,735,675	$11,025,339

Institutional Class	$7,665,881,180	$1,509,473,807	$219,810,698

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	66,908,459	22,732,856	11,026,604

Institutional Class	7,665,896,265	1,509,411,750	219,839,814

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2012

		Premier U.S.	Premier
	Premier	Government Money	Tax-Exempt
	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$18,741,736	$2,097,242	$726,594

Expenses:
Advisory fees	15,943,197	4,036,735	756,102

Less: Fees waived	(4,464,095)	(2,264,141)	(103,379)

Net expenses	11,479,102	1,772,594	652,723

Net investment income	7,262,634	324,648	73,871

Net realized gain (loss) from Investment securities	(108,579)	1,025	184

Net increase in net assets resulting from operations	$7,154,055	$325,673	$74,055

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2012 and 2011

			Premier U.S. Government		Premier Tax-Exempt
	Premier Portfolio		Money Portfolio		Portfolio
	2012	2011	2012	2011	2012	2011

Operations:
Net investment income	$7,262,634	$3,396,358	$324,648	$261,146	$73,871	$395,934

Net realized gain (loss)	(108,579)	(2,791)	1,025	17,395	184	(3,475)

Net increase in net assets resulting from operations	7,154,055	3,393,567	325,673	278,541	74,055	392,459

Distributions to shareholders from net investment income:
Investor Class	(77,953)	(59,065)	(4,356)	(5,758)	(2,773)	(11,844)

Institutional Class	(7,184,681)	(3,337,293)	(320,292)	(255,388)	(71,098)	(384,090)

Total distributions from net investment income	(7,262,634)	(3,396,358)	(324,648)	(261,146)	(73,871)	(395,934)

Share transactions–net:
Investor Class	(9,684,023)	(3,559,890)	(2,862,540)	(922,864)	(493,351)	(5,400,864)

Institutional Class	2,836,138,381	984,982,104	186,027,711	136,982,685	(109,303,524)	(239,548,719)

Net increase (decrease) in net assets resulting from share transactions	2,826,454,358	981,422,214	183,165,171	136,059,821	(109,796,875)	(244,949,583)

Net increase (decrease) in net assets	2,826,345,779	981,419,423	183,166,196	136,077,216	(109,796,691)	(244,953,058)

Net assets:
Beginning of year	4,906,449,707	3,925,030,284	1,349,043,286	1,212,966,070	340,632,728	585,585,786

End of year*	$7,732,795,486	$4,906,449,707	$1,532,209,482	$1,349,043,286	$230,836,037	$340,632,728

* Includes accumulated undistributed net investment income	$116,890	$105,236	$92,252	$74,857	$444	$444

Notes to Financial Statements

August 31, 2012

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), formerly AIM Treasurer’s Series Trust, (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
  Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Funds are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

23        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with a Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

24        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
  Under the terms of a master sub-advisory agreement between the Adviser to each Fund, other than Premier U.S. Government Money Portfolio, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”), the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.
  For the year ended August 31, 2012, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$4,464,095

Premier U.S. Government Money Portfolio	1,130,286

Premier Tax-Exempt Portfolio	—

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2012 are shown below:

	Investor	Institutional
	Class	Class

Premier Portfolio	$—	$—

Premier U.S. Government Money Portfolio	16,443	1,117,412

Premier Tax-Exempt Portfolio	3,884	99,495

  The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.
  The Trust has entered into distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively. Invesco and IDI do not charge the Funds any fees under these agreements.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

25        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-Term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Premier Portfolio	$—	$7,730,442,639	$—	$7,730,442,639

Premier U.S. Government Money Portfolio	—	1,533,480,446	—	1,533,480,446

Premier Tax-Exempt Portfolio	—	229,135,447	—	229,135,447

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2012, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)

Premier Portfolio	$204,518,637	$112,096,806	$—

Premier U.S. Government Money Portfolio	—	—	—

Premier Tax-Exempt Portfolio	195,288,015	227,722,273	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2012 and 2011:

	2012	2011

	Ordinary Income	Ordinary Income

Premier Portfolio	$7,262,634	$3,396,358

Premier U.S. Government Money Portfolio	324,648	261,146

Premier Tax-Exempt Portfolio	73,871	395,934

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary		Shares of
	Ordinary	Book/Tax	Capital Loss	Beneficial	Total Net
	Income	Differences	Carryforward	Interest	Assets

Premier Portfolio	$116,890	$—	$(123,593)	$7,732,802,189	$7,732,795,486

Premier U.S. Government Money Portfolio	97,274	(3,997)	—	1,532,116,205	1,532,209,482

Premier Tax-Exempt Portfolio	444	—	(30,381)	230,865,974	230,836,037

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The temporary book/tax differences for Premier U.S. Government Money Portfolio are the result of the trustee deferral of compensation and retirement plan benefits.

26        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds have a capital loss carryforward as of August 31, 2012 which expires as follows:

	Short-Term		Long-Term
Fund	08/31/19	Not subject to Expiration	Not subject to Expiration	Total*

Premier Portfolio	$—	$123,593	$—	$123,593

Premier U.S. Government Money Portfolio	—	—	—	—

Premier Tax-Exempt Portfolio	27,089	3,292	—	30,381

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2012, reclassifications (shown below) were made to the Funds. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest

Premier Portfolio	$11,654	$(12,222)	$568

Premier U.S. Government Money Portfolio	17,395	(17,395)	—

Premier Tax-Exempt Portfolio	—	—	—

NOTE 9—Share Information

Premier Portfolio

	Summary of Share Activity

	Year ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:

Investor Class	19,197,358	$19,197,358	35,556,189	$35,556,189

Institutional Class	24,103,579,400	24,103,579,400	24,535,086,841	24,535,086,841

Issued as reinvestment of dividends:

Investor Class	76,699	76,699	57,169	57,169

Institutional Class	793,030	793,030	209,756	209,756

Reacquired:

Investor Class	(28,958,080)	(28,958,080)	(39,173,248)	(39,173,248)

Institutional Class	(21,268,234,049)	(21,268,234,049)	(23,550,314,493)	(23,550,314,493)

Net increase in share activity	2,826,454,358	$2,826,454,358	981,422,214	$981,422,214

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 70% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

27        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Share Information—(continued)

Premier U.S. Government Money Portfolio

	Summary of Share Activity

	Year ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:

Investor Class	5,566,982	$5,566,982	11,894,316	$11,894,316

Institutional Class	9,141,271,830	9,141,271,830	5,221,863,328	5,221,863,328

Issued as reinvestment of dividends:

Investor Class	4,314	4,314	5,640	5,640

Institutional Class	197,429	197,429	169,741	169,741

Reacquired:

Investor Class	(8,433,836)	(8,433,836)	(12,822,820)	(12,822,820)

Institutional Class	(8,955,441,548)	(8,955,441,548)	(5,085,050,384)	(5,085,050,384)

Net increase in share activity	183,165,171	$183,165,171	136,059,821	$136,059,821

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Premier Tax-Exempt Portfolio

	Summary of Share Activity

	Year ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:

Investor Class	1,859,550	$1,859,550	5,391,241	$5,391,241

Institutional Class	294,258,908	294,258,908	536,383,084	536,383,084

Issued as reinvestment of dividends:

Investor Class	2,773	2,773	11,735	11,735

Institutional Class	33,256	33,256	242,792	242,792

Reacquired:

Investor Class	(2,355,674)	(2,355,674)	(10,803,840)	(10,803,840)

Institutional Class	(403,595,688)	(403,595,688)	(776,174,595)	(776,174,595)

Net increase (decrease) in share activity	(109,796,875)	$(109,796,875)	(244,949,583)	$(244,949,583)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Investor Class

										Ratio of		Ratio of
										expenses		expenses
										to average		to average net		Ratio of net
	Net asset			Net gains		Dividends				net assets		assets without		investment
	value,	Net		(losses)	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		on securities	investment	investment	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income		(realized)	operations	income	of period	return(a)	(000s omitted)	reimbursements		reimbursements		net assets

Premier Portfolio
Year ended 08/31/12	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$1.00	0.11%	$66,914	0.18	%(c)	0.25	%(c)	0.11	%(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.08	76,601	0.20		0.25		0.08
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.10	80,160	0.22		0.25		0.11
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.21	82,810	0.21		0.28		1.11
Year ended 08/31/08	1.00	0.04		0.00	0.04	(0.04)	1.00	3.80	108,627	0.17		0.25		3.62

Premier U.S. Government Money Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.02	22,736	0.11	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.03	25,598	0.16		0.25		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.05	26,520	0.21		0.25		0.05
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	0.83	31,340	0.19		0.26		0.60
Year ended 08/31/08	1.00	0.03		(0.00)	0.03	(0.03)	1.00	3.29	29,466	0.17		0.25		2.60

Premier Tax-Exempt Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.02	11,025	0.22	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.08	11,518	0.24		0.25		0.09
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.15	16,920	0.25		0.25		0.15
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.13	25,147	0.28		0.28		1.09
Year ended 08/31/08	1.00	0.03		0.00	0.03	(0.03)	1.00	2.66	24,440	0.25		0.25		2.48

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s omitted) of $69,606, $23,416 and $11,363 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

29        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Investor Class
and Shareholders of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust):

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Investor Class financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (the three portfolios constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter referred to as the “Trust”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Investor Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 23, 2012
Houston, Texas

30        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012, through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Investor Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
Premier Portfolio	$1,000.00	$1,000.60	$0.91	$1,024.23	$0.92	0.18%

Premier U.S. Government Money Portfolio	1,000.00	1,000.10	0.65	1,024.48	0.66	0.13

Premier Tax-Exempt Portfolio	1,000.00	1,000.10	1.16	1,023.98	1.17	0.23

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2012, through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

31        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts (Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio)

The Board of Trustees (the Board) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers) for Premier Portfolio and Premier Tax-Exempt Portfolio only. During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and, if applicable, the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and, if applicable, sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and, if applicable, the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and, if applicable, sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and, if applicable, sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

Premier Portfolio and Premier Tax-Exempt Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. With respect to Premier Portfolio and Premier Tax-Exempt Portfolio, the Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of either Fund.

Premier Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst

32        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier Tax-Exempt Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier U.S. Government Money Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in each Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Premier Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Premier Tax-Exempt Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Premier U.S. Government Money Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and, if applicable, sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

33        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2012:

Federal and State Income Tax

			Corporate
		Qualified	Dividends
	Tax-Exempt	Dividend	Received	U.S. Treasury
	Dividends	Income*	Deduction*	Obligations*

Premier Portfolio	0.00%	0.00%	0.00%	0.91%

Premier U.S. Government Money Portfolio	0.00%	0.00%	0.00%	0.77%

Premier Tax-Exempt Portfolio	100%	0.00%	0.00%	0.00%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified	Qualified
	Short-Term	Interest
	Gains	Income**

Premier U.S. Government Money Portfolio	$17,395	100.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

34        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in
			Fund Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	129	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	129	None

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.: Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships); and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	147	Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Invesco Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Invesco Fund Complex.

T-1        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

			Number of
			Funds in
			Fund Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	129	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Retired. Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer	147	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Frank S. Bayley — 1939 Trustee	2003	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	129	Director and Chairman, C.D. Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2000	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	129	Chairman, Board of Governors, Western Golf Association, Chairman-elect, Evans Scholars Foundation and Director, Denver Film Society

Rodney F. Dammeyer — 1940 Trustee	2010	Chairman of CAC, LLC, a private company offering capital investment and management advisory services Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	147	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2003	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)	129	Director of Nature’s Sunshine Products, Inc.

Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives	129	Insperity (formerly known as Administaff)

Carl Frischling — 1937 Trustee	2003	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	129	Director, Reich & Tang Funds (6 portfolios)

Prema Mathai-Davis — 1950 Trustee	2003	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	129	None

Larry Soll — 1942 Trustee	1997	Retired Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	129	None

T-2        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

			Number of
			Funds in
			Fund Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Independent Trustees—(continued)

Hugo F. Sonnenschein — 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago	147	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	129	None

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	2003	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc., INVESCO Global Asset Management Limited, Invesco Management Company Limited and INVESCO Management S.A.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc. and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Director and Secretary, Van Kampen Advisors Inc.; Director Vice President, Secretary and General Counsel Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A	N/A

T-3        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Number of
Funds in
			Fund Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Other Officers—(continued)

Lisa O. Brinkley — 1959 Vice President	2004	Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds

		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company	N/A	N/A

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	2003	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.	N/A	N/A

Yinka Akinsola — 1977 Anti-Money Laundering Compliance Officer	2011	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), Invesco Management Group, Inc., The Invesco Funds, Invesco Van Kampen Closed-End Funds, Van Kampen Exchange Corp., Van Kampen Funds Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Regulatory Analyst III, Financial Industry Regulatory Authority (FINRA).	N/A	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company	N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678
Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Counsel to the Independent Trustees Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036-2714	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	CM-I-TST-AR-1	Invesco Distributors, Inc.

Institutional Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio
Annual Report to Shareholders ▪  August 31, 2012

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
21	Financial Statements
23	Notes to Financial Statements
29	Financial Highlights
30	Auditor’s Report
31	Fund Expenses
32	Approval of Investment Advisory and Sub-Advisory Agreements
34	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2012, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
This is the annual report on the performance of the Institutional Class of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), part of Invesco Fixed Income, for the fiscal year ended August 31, 2012. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Economic uncertainty prevailed in the US and Europe during the 12 months covered by this report.
     The economic recovery in the US seemed to gather momentum earlier in 2012, but confidence began to wane amid growing concern about the domestic impact of the eurozone debt crisis. Gross domestic product (GDP), the broadest measure of overall US economic activity, grew at annualized rates of 1.3% and 4.1% in the third and fourth quarters of 2011, respectively, but slowed in the first half of 2012.1 And while the unemployment rate trended lower during the reporting period, it remained elevated above 8.0%.2
     The US Federal Reserve (the Fed) maintained its target policy rate in a range between zero and 0.25%, although it extended the horizon for maintaining this rate from 2013 to late 2014.3 In the fall of 2011, the Fed announced Operation Twist, in which the Fed would sell short-dated Treasury securities with maturities of three years or less and use the proceeds to buy $400 billion3 in longer-dated bonds with maturities of six to 30 years in an effort to push down long-term interest rates. As the economic recovery continued to falter, the Fed announced in June 2012 that it would extend Operation Twist another six months, through the end of the year. With no change in monetary policy, money market funds continued to operate in an ultra-low interest rate environment.
     No significant progress was made during the reporting period in resolving the ongoing eurozone debt crisis. The effects of the European Central Bank’s efforts to shore up European banks through the roughly €1 trillion Long-Term Refinancing Operation4 quickly dissipated, leaving some of Europe’s largest economies vulnerable to financial turmoil. Even as concerns intensified about a potential Greek exit from the monetary union and a €100 billion4 bailout for Spain, Europe’s fourth-largest economy,4 European leaders worked tirelessly to contain the crisis by strengthening emergency and bailout funds in an effort to foster a stronger monetary union.
Invesco Fixed Income’s strength and experience
For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,
Karen Dunn Kelley
Senior Managing Director, Investments

1	Source: Bureau of Economic Analysis

2	Source: Bureau of Labor Statistics

3	Source: US Federal Reserve

4	Source: Reuters
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Institutional Class data as of 8/31/12

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS
	Range	At	At
	During	Fiscal	Fiscal
	Fiscal	Year	Year
	Year	End	End

Premier	21 - 53 days	44 days	54 days	$7.6 billion

Premier U.S. Government Money	24 - 46 days	43 days	68 days	$1.5 billion

Premier Tax-Exempt	18 - 32 days	32 days	32 days	$219.8 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Objectives and Strategies

Premier Portfolio
Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
     The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from US and foreign banks; repurchase agreements; commercial paper; municipal securities; and master notes.
Premier U.S. Government Money Portfolio
Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
     The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, and repurchase agreements secured by those obligations and securities.
Premier Tax-Exempt Portfolio
Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
     The Fund invests only in high-quality US dollar-denominated short-term debt obligations, including municipal securities, tax-exempt commercial paper and cash equivalents. It invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in securities that pay interest that is excluded from gross income for federal income tax purposes, and that do not produce income that would be considered to be an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
4 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/12

		Premier	Premier
	Premier	U.S. Government Money	Tax-Exempt
	Portfolio1-15	Portfolio6, 8-10, 12, 14	Portfolio1-11, 13, 15

1-7	37.5%	43.1%	84.8%

8-30	13.7	0.0	0.0

31-60	17.1	31.9	2.3

61-90	14.1	15.6	0.4

91-180	17.6	7.8	7.8

181+	0.0	1.6	4.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	Counterparty risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract (such as a futures contract or swap agreement) will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

2	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

3	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

4	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility.

Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

5	Industry focus risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

6	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

7	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

8	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

9	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

10	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

11	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

12	Repurchase agreement risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

13	Synthetic securities risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. These instruments may be subject to counterparty risk and liquidity risk.

14	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

15	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
5 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2012

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–55.74%
Asset-Backed Securities–Commercial Loans/Leases–1.94%
Atlantis One Funding Corp.(a)(b)(c)	0.32%	12/04/12	$100,000	$99,916,444

Atlantis One Funding Corp.(a)(b)(c)	0.42%	01/02/13	50,000	49,928,250

				149,844,694

Asset-Backed Securities–Consumer Receivables–4.72%
Bryant Park Funding LLC(a)(c)	0.18%	09/25/12	94,892	94,880,613

Old Line Funding, LLC(a)(c)	0.20%	09/04/12	45,089	45,088,249

Old Line Funding, LLC(a)(c)	0.35%	01/08/13	100,000	99,874,583

Thunder Bay Funding, LLC(a)(c)	0.32%	09/04/12	70,130	70,128,130

Thunder Bay Funding, LLC(a)(c)	0.20%	09/04/12	55,000	54,999,083

				364,970,658

Asset-Backed Securities–Fully Supported–3.10%
Kells Funding LLC
(CEP–Federal Republic of Germany)(a)(b)(c)	0.49%	11/14/12	140,000	139,858,989

(CEP–Federal Republic of Germany)(a)(b)(c)	0.50%	01/02/13	50,000	49,914,583

(CEP–Federal Republic of Germany)(a)(b)(c)	0.54%	01/16/13	50,000	49,897,250

				239,670,822

Asset-Backed Securities–Fully Supported Bank–7.21%
Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC)(a)(b)(c)	0.26%	09/04/12	100,000	99,997,833

Govco LLC (CEP–Citibank N.A.)(a)(c)	0.31%	09/17/12	75,000	74,989,667

Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(a)(b)(c)	0.26%	09/04/12	120,000	119,997,400

Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.21%	11/19/12	87,485	87,444,684

Matchpoint Master Trust
(CEP–BNP Paribas)(a)(b)(c)	0.37%	10/02/12	50,000	49,984,069

(CEP–BNP Paribas)(a)(b)(c)	0.50%	10/16/12	25,000	24,984,375

Newport Funding Corp. (CEP–Deutsche Bank AG)(a)(b)(c)	0.37%	09/05/12	100,000	99,995,889

				557,393,917

Asset-Backed Securities–Multi-Purpose–10.43%
CAFCO, LLC(c)	0.25%	09/26/12	100,000	99,982,639

CIESCO, LLC	0.27%	09/26/12	50,000	24,995,313

CIESCO, LLC	0.25%	09/26/12	25,000	49,991,319

CRC Funding LLC(a)(c)	0.25%	09/05/12	50,000	49,998,611

Nieuw Amsterdam Receivables Corp.(a)(b)(c)	0.24%	09/25/12	140,000	139,977,600

Nieuw Amsterdam Receivables Corp.(a)(b)(c)	0.30%	11/02/12	110,000	109,943,167

Regency Markets No. 1, LLC(a)(b)(c)	0.22%	09/14/12	115,000	114,990,864

Regency Markets No. 1, LLC(a)(b)(c)	0.21%	09/18/12	148,090	148,075,314

Regency Markets No. 1, LLC(a)(b)(c)	0.21%	09/26/12	68,682	68,671,984

				806,626,811

Diversified Banks–13.67%
Bank of Montreal(b)	0.32%	12/03/12	65,000	64,946,351

BNZ International Funding Ltd.(a)(b)(c)	0.25%	12/06/12	50,000	49,966,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Banks–(continued)

DBS Bank Ltd.(a)(b)(c)	0.23%	11/01/12	$30,000	$29,988,308

Mizuho Funding, LLC(a)(b)(c)	0.37%	10/11/12	80,000	79,967,556

Mizuho Funding, LLC(a)(b)(c)	0.35%	11/02/12	75,000	74,955,437

National Australia Funding Delaware Inc.(a)(b)(c)	0.35%	11/05/12	50,000	49,968,854

Oversea-Chinese Banking Corp. Ltd.(b)	0.26%	10/02/12	70,000	69,984,328

Oversea-Chinese Banking Corp. Ltd.(b)	0.25%	10/11/12	33,000	32,990,833

Societe Generale North America, Inc.(b)	0.40%	09/06/12	145,000	144,991,944

Societe Generale North America, Inc.(b)	0.53%	10/19/12	50,000	49,964,667

Standard Chartered Bank(a)(b)(c)	0.27%	09/04/12	100,000	99,997,750

Sumitomo Mitsui Banking Corp.(a)(b)(c)	0.34%	10/17/12	85,000	84,963,072

Sumitomo Mitsui Banking Corp.(a)(b)(c)	0.33%	10/24/12	125,000	124,939,271

UBS Finance (Delaware) Inc.(b)	0.28%	11/16/12	100,000	99,940,889

				1,057,565,927

Diversified Capital Markets–0.45%
Deutsche Bank Financial LLC(b)	0.31%	09/21/12	35,000	34,993,972

Household Products–0.97%
Reckitt Benckiser Treasury Services PLC(a)(b)(c)	0.60%	01/17/13	50,000	49,885,000

Reckitt Benckiser Treasury Services PLC(a)(b)(c)	0.60%	02/11/13	25,000	24,932,083

				74,817,083

Regional Banks–10.47%
Commonwealth Bank of Australia(b)(c)	0.40%	01/07/13	75,000	74,893,333

HSBC Bank PLC(a)(b)(c)	0.37%	02/01/13	75,000	74,882,062

HSBC USA Inc.(a)(b)	0.31%	10/11/12	75,000	74,974,167

HSBC USA Inc.(a)(b)	0.31%	10/18/12	100,000	99,959,528

Mitsubishi UFJ Trust & Banking Corp.(a)(b)(c)	0.36%	11/01/12	100,000	99,939,000

Nordea North America Inc.(b)	0.30%	09/07/12	100,000	99,995,000

Nordea North America Inc.(b)	0.30%	01/02/13	100,000	99,897,500

PNC Bank, N.A.	0.31%	01/03/13	50,000	49,946,611

PNC Bank, N.A.	0.35%	01/08/13	60,000	59,924,750

Svenska Handelsbanken, Inc.(a)(b)(c)	0.30%	09/18/12	75,000	74,989,375

				809,401,326

Soft Drinks–2.78%
Coca-Cola Co.(a)(c)	0.21%	10/02/12	50,000	49,990,958

Coca-Cola Co.(a)(c)	0.22%	10/04/12	40,000	39,991,933

Coca-Cola Co.(a)(c)	0.26%	01/04/13	46,940	46,897,624

Coca-Cola Co.(a)(c)	0.26%	01/07/13	78,300	78,227,616

				215,108,131

Total Commercial Paper (Cost $4,310,393,341)				4,310,393,341

Certificates of Deposit–13.53%
Bank of Montreal(b)	0.35%	12/14/12	50,000	50,000,000

Bank of Nova Scotia(d)	0.32%	02/05/13	50,000	50,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)	0.34%	11/05/12	100,000	100,000,000

Barclays Bank PLC(b)	0.35%	06/17/13	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Mitsubishi UFJ Trust & Banking Corp.(b)	0.37%	11/08/12	$125,000	$125,000,000

Mitsubishi UFJ Trust & Banking Corp.(b)	0.37%	09/07/12	50,000	50,000,000

Mizuho Corporate Bank, Ltd.(b)	0.36%	10/09/12	65,000	65,000,000

National Austrialia Bank Ltd. (United Kingdom)(b)	0.37%	09/14/12	50,000	50,000,000

Nationwide Building Society (United Kingdom)(b)	0.57%	11/09/12	75,000	74,918,221

Standard Chartered Bank (United Kingdom)(b)	0.43%	10/29/12	100,000	99,930,722

Sumito Mitsui Banking Corp.(b)	0.32%	11/01/12	100,000	100,000,000

Sumito Mitsui Banking Corp.(b)	0.34%	10/19/12	50,000	50,000,000

Svenska Handelsbanken AB (Cayman Islands)(b)	0.16%	09/04/12	131,201	131,200,876

Total Certificates of Deposit (Cost $1,046,049,819)				1,046,049,819

Medium-Term Notes–4.62%
General Electric Co. Global Sr. Unsec. Notes	5.00%	02/01/13	33,275	33,859,946

General Electric Capital Corp. Sr. Unsec. Medium-Term Notes	5.25%	10/19/12	17,772	17,879,973

Royal Bank of Canada Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.56%	09/01/13	100,000	100,002,115

Svenska Handelsbanken AB Medium-Term Notes(b)(c)(d)	0.55%	12/07/12	30,000	30,000,000

Toyota Motor Credit Corp. Sr. Unsec. Medium-Term Notes(b)(d)	0.87%	01/15/13	100,000	100,000,000

Westpac Banking Corp. Sr. Unsec. Notes(b)(c)(d)	0.54%	09/06/13	75,000	75,000,000

Total Medium-Term Notes (Cost $356,742,034)				356,742,034

Variable Rate Demand Notes–3.65%(e)
Credit Enhanced–3.65%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	10/01/33	2,700	2,700,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.18%	12/01/29	1,600	1,600,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	03/15/23	1,535	1,535,000

Delaware (State of) Economic Development Authority (Archmere Academy, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.17%	07/01/36	2,300	2,300,000

District of Columbia; Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.19%	06/01/27	10,000	10,000,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.18%	07/01/37	8,100	8,100,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.18%	03/01/30	11,820	11,820,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/31	2,000	2,000,000

Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(f)	0.20%	09/01/14	6,600	6,600,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(f)	0.20%	03/01/21	5,700	5,700,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB of Chicago)	0.17%	06/01/40	4,845	4,845,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/15/44	10,000	10,000,000

Series 2009 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	08/15/44	12,500	12,500,000

Illinois (State of) Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/01/24	3,370	3,370,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	08/15/25	3,430	3,430,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–Harris N.A.)(f)	0.18%	06/01/29	$5,800	$5,800,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	02/01/24	3,000	3,000,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	02/01/39	2,700	2,700,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	07/01/27	1,500	1,500,000

Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(f)	0.20%	05/01/42	16,500	16,500,000

Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP–FHLMC)	0.19%	04/01/44	2,200	2,200,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/15/38	9,673	9,673,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.19%	12/15/29	4,350	4,350,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	10/01/33	23,940	23,940,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(f)	0.15%	05/01/26	4,350	4,350,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	09/01/27	3,035	3,035,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	09/01/37	25,510	25,510,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	04/01/34	7,000	7,000,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.19%	02/01/35	4,915	4,915,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	10/01/31	5,405	5,405,000

Tarrant (County of) Texas Cultural Education Facilities Corp. (Scott & White Memorial Hospital & Scott, Sherwood, & Brindley Foundation); Series 2008-2, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.14%	08/15/46	22,400	22,400,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	01/15/22	4,400	4,400,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	08/01/35	3,000	3,000,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	06/01/30	5,000	5,000,000

Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	01/01/27	5,490	5,490,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.17%	07/01/27	11,380	11,380,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.16%	07/01/38	1,700	1,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	05/01/39	3,795	3,795,000

Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.18%	02/01/39	3,835	3,835,000

Total Variable Rate Demand Notes (Cost $282,378,000)				282,378,000

U.S. Treasury Bills–3.23%(d)
U.S. Treasury Bills (Cost $249,879,445)	0.14%	01/03/13	250,000	249,879,445

TOTAL INVESTMENTS (excluding Repurchase Agreements)–80.77% (Cost $6,245,442,639)				6,245,442,639

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–19.20%(g)
Barclays Capital Inc., Joint agreement dated 08/31/12, aggregate maturing value of $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 0%-6.00%, 06/20/38-05/20/62)	0.20%	09/04/12	$250,005,556	$250,000,000

Barclays Capital Inc., Term agreement dated 08/01/12, maturing value of $150,029,750 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $153,000,039; 1.50%-4.50%, 07/31/16-05/20/41)	0.21%	09/04/12	150,029,750	150,000,000

BNP Paribas Securities Corp., Joint term agreement dated 06/18/12, aggregate maturing value $300,208,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,001; 1.75%-6.16%, 08/01/20-07/01/42)(h)	0.24%	10/01/12	75,052,000	75,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value of $470,638,538 (collateralized by U.S. Government sponsored agency obligations valued at $480,041,078; 0.30%-4.50%, 07/15/13-08/28/17)	0.20%	09/04/12	150,003,333	150,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,011,111 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.54%-6.00%, 02/01/23-08/01/42)	0.20%	09/04/12	250,005,556	250,000,000

RBC Capital Markets Corp., Joint term agreement dated 08/28/12, aggregate maturing value $200,008,944 (collateralized by Corporate obligations valued at $210,000,001; 0%-6.13%, 06/01/15-06/15/44)(b)(h)	0.23%	09/04/12	100,004,472	100,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/12, aggregate maturing value $1,050,022,167 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $1,071,000,000; 2.50%-4.50%, 08/01/22-07/01/42)	0.19%	09/04/12	150,003,167	150,000,000

Societe Generale, Joint term agreement dated 08/28/12, aggregate maturing value of $450,014,875 (collateralized by U.S. Government sponsored agency obligations valued at $459,000,978; 0%-7.13%, 09/24/12-12/01/47)(h)	0.17%	09/04/12	225,007,438	225,000,000

Wells Fargo Securities, LLC, Joint term agreement dated 07/23/12, aggregate maturing value of $400,455,000 (collateralized by Corporate obligations valued at $420,000,000; 0%-10.50%, 09/01/12-06/19/99)	0.45%	10/22/12	135,153,563	135,000,000

Total Repurchase Agreements (Cost $1,485,000,000)				1,485,000,000

TOTAL INVESTMENTS(i)(j)–99.97% (Cost $7,730,442,639)				7,730,442,639

OTHER ASSETS LESS LIABILITIES–0.03%				2,352,847

NET ASSETS–100.00%				$7,732,795,486

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 16.2%; Japan: 13.6%; Sweden: 5.6%; Netherlands: 5.3%; Canada: 5.2%; other countries less than 5% each: 15.2%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $3,457,898,284, which represented 44.72% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2012

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–67.12%
Federal Farm Credit Bank (FFCB)–12.20%
Bonds(a)	0.23%	09/28/12	$10,000	$10,000,000

Bonds(a)	0.17%	10/19/12	20,000	20,000,000

Bonds(a)	0.25%	01/22/13	20,000	19,996,835

Bonds(a)	0.18%	03/08/13	10,000	9,998,955

Bonds(a)	0.30%	04/11/13	17,000	17,010,444

Bonds(a)	0.30%	05/03/13	15,000	15,010,155

Bonds(a)	0.19%	06/20/13	25,000	24,997,980

Bonds(a)	0.21%	08/06/13	20,000	20,001,798

Disc. Notes(b)	0.12%	11/16/12	15,000	14,996,200

Disc. Notes(b)	0.16%	02/21/13	20,000	19,984,622

Disc. Notes(b)	0.19%	05/24/13	15,000	14,979,021

				186,976,010

Federal Home Loan Bank (FHLB)–27.94%
Unsec. Bonds(a)	0.24%	09/17/12	15,000	14,999,867

Unsec. Bonds	0.13%	10/24/12	15,000	14,999,520

Unsec. Bonds	0.20%	10/29/12	17,875	17,876,321

Unsec. Bonds	0.20%	11/19/12	5,000	5,000,508

Unsec. Bonds(a)	0.21%	01/23/13	15,000	15,000,000

Unsec. Bonds	0.25%	07/17/13	10,000	9,999,712

Unsec. Disc. Notes(b)	0.00%	09/04/12	3,815	3,815,335

Unsec. Disc. Notes(b)	0.12%	10/02/12	25,000	24,997,417

Unsec. Disc. Notes(b)	0.16%	10/03/12	15,000	14,997,867

Unsec. Disc. Notes(b)	0.12%	10/05/12	25,000	24,997,167

Unsec. Disc. Notes(b)	0.16%	10/10/12	15,000	14,997,400

Unsec. Disc. Notes(b)	0.12%	10/12/12	15,000	14,997,950

Unsec. Disc. Notes(b)	0.12%	10/17/12	25,000	24,996,167

Unsec. Disc. Notes(b)	0.13%	10/19/12	20,000	19,996,667

Unsec. Disc. Notes(b)	0.13%	10/24/12	15,000	14,997,085

Unsec. Disc. Notes(b)	0.16%	10/24/12	15,000	14,996,577

Unsec. Disc. Notes(b)	0.13%	10/26/12	36,000	35,992,804

Unsec. Disc. Notes(b)	0.13%	10/31/12	25,000	15,495,996

Unsec. Disc. Notes(b)	0.16%	10/31/12	15,500	24,994,791

Unsec. Disc. Notes(b)	0.13%	11/02/12	15,000	14,996,538

Unsec. Disc. Notes(b)	0.13%	11/08/12	15,000	14,996,317

Unsec. Disc. Notes(b)	0.14%	11/09/12	15,000	14,996,119

Unsec. Disc. Notes(b)	0.12%	11/16/12	15,000	14,996,200

Unsec. Disc. Notes(b)	0.16%	02/20/13	10,000	9,992,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Global Bonds	0.18%	11/14/12	$5,000	$5,000,278

Unsec. Global Bonds(a)	0.19%	07/26/13	25,000	24,997,753

				428,124,950

Federal Home Loan Mortgage Corp. (FHLMC)–13.63%
Unsec. Disc. Notes(b)	0.10%	10/01/12	10,000	9,999,167

Unsec. Disc. Notes(b)	0.10%	10/02/12	10,000	9,999,139

Unsec. Disc. Notes(b)	0.11%	10/03/12	15,000	14,998,533

Unsec. Disc. Notes(b)	0.11%	10/04/12	20,000	19,997,983

Unsec. Disc. Notes(b)	0.18%	10/09/12	10,000	9,998,153

Unsec. Disc. Notes(b)	0.15%	10/15/12	14,204	14,201,396

Unsec. Disc. Notes(b)	0.13%	11/05/12	15,000	14,996,479

Unsec. Disc. Notes(b)	0.12%	11/19/12	15,000	14,996,050

Unsec. Disc. Notes(b)	0.15%	11/26/12	15,000	14,994,517

Unsec. Disc. Notes(b)	0.13%	11/27/12	15,000	14,995,469

Unsec. Disc. Notes(b)	0.16%	01/22/13	30,000	29,980,933

Unsec. Global Notes	0.52%	11/26/12	15,000	15,011,657

Series M006, Class A, Taxable VRD MFH Ctfs.(a)(c)	0.24%	10/15/45	23,177	24,707,656

				208,877,132

Federal National Mortgage Association (FNMA)–13.20%
Unsec. Disc. Notes(b)	0.21%	10/01/12	15,000	14,998,250

Unsec. Disc. Notes(b)	0.13%	10/03/12	15,000	14,998,267

Unsec. Disc. Notes(b)	0.12%	10/10/12	25,000	24,996,750

Unsec. Disc. Notes(b)	0.10%	10/15/12	25,000	24,996,945

Unsec. Disc. Notes(b)	0.12%	10/15/12	25,000	24,996,333

Unsec. Disc. Notes(b)	0.11%	11/01/12	10,000	9,998,136

Unsec. Disc. Notes(b)	0.15%	11/21/12	17,000	16,994,262

Unsec. Disc. Notes(b)	0.14%	11/28/12	12,000	11,995,893

Unsec. Disc. Notes(b)	0.15%	01/09/13	15,000	14,991,875

Unsec. Disc. Notes(b)	0.16%	01/16/13	15,000	14,991,152

Unsec. Disc. Notes(b)	0.16%	01/23/13	15,000	14,990,400

Unsec. Global Notes(a)	0.40%	02/01/13	13,300	13,306,192

				202,254,455

Overseas Private Investment Corp. (OPIC)–0.15%
Overseas Private Investment Corp. Gtd. VRD COP Bonds(c)	0.18%	03/15/19	2,250	2,250,000

Total U.S. Government Sponsored Agency Securities (Cost $1,028,482,547)				1,028,482,547

U.S. Treasury Notes–0.98%
U.S Treasury Notes (Cost $15,022,580)	1.38%	10/15/12	15,000	15,022,580

TOTAL INVESTMENTS (excluding Repurchase Agreements)–68.10% (Cost $1,043,505,127)				1,043,505,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

U.S. Treasury Notes –(continued)
Repurchase Agreements–31.98%(d)
BNP Paribas Securities Corp., Joint agreement dated 08/31/12, aggregate maturing value $250,005,278 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,053; 0.45%-1.38%, 02/25/14-08/14/17)	0.19%	09/04/12	$80,001,689	$80,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/12, aggregate maturing value of $100,002,111 (collateralized by U.S. Government sponsored agency obligations valued at $102,002,853; 0%-8.88%, 07/15/13-04/15/30),	0.19%	09/04/12	80,001,689	80,000,000

Credit Suisse Securities (USA) LLC, Joint term agreement dated 08/13/12, aggregate maturing value of $250,066,667 (collateralized by U.S. Treasury obligations valued at $255,000,045; 0%-4.38%, 07/15/14-05/15/40)	0.16%	10/12/12	50,013,333	50,000,000

Deutsche Bank Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $500,010,556 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0.75%-3.13%, 10/31/16-06/30/17)	0.19%	09/04/12	49,976,374	49,975,319

Deutsche Bank Securities Inc., Joint term agreement dated 06/11/12, aggregate maturing value $350,140,000 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,829; 0%-8.20%, 09/04/12-09/15/60)(e)	0.16%	09/10/12	75,030,000	75,000,000

RBS Securities Inc., Joint agreement dated 08/31/12, aggregate maturing value $400,008,444 (collateralized by U.S. Government sponsored agency obligations valued at $408,006,388; 0%-9.38%, 10/15/12-04/15/30)	0.19%	09/04/12	80,001,689	80,000,000

Societe Generale, Term agreement dated 08/28/12, maturing value $75,002,333 (collateralized by U.S. Government sponsored agency obligations valued at $76,500,899; 0.65%-5.00%, 05/22/15-12/14/18)(e)	0.16%	09/04/12	75,002,333	75,000,000

Total Repurchase Agreements (Cost $489,975,319)				489,975,319

TOTAL INVESTMENTS(f)–100.08% (Cost $1,533,480,446)				1,533,480,446

OTHER ASSETS LESS LIABILITIES–(0.08)%				(1,270,964)

NET ASSETS–100.00%				$1,532,209,482

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
MFH	– Multi-Family Housing
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(d)	Principal amount equals value at period end. See Note 1H.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2012

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.26%
Alabama–2.32%
Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.27%	10/01/32	$3,783	$3,783,000

Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC–Branch Banking & Trust Co.)(a)(b)	0.19%	07/01/15	1,575	1,575,000

				5,358,000

Colorado–7.49%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP–FHLMC)(a)(c)	0.19%	01/15/14	6,350	6,350,000

Boulder (County of) (YMCA of Boulder Valley); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	02/01/31	1,335	1,335,000

Boulder (County of); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	02/01/31	2,355	2,355,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	07/01/34	1,275	1,275,000

Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB, (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	06/01/30	2,900	2,900,000

Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	04/01/24	1,200	1,200,000

Gateway Regional Metropolitan District; Series 2008, Ref & Improvement VRD Limited Tax GO Bonds (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	12/01/37	645	645,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	12/01/24	1,235	1,235,000

				17,295,000

District of Columbia–1.17%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.42%	01/01/29	2,707	2,707,000

Florida–5.39%
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.58%	10/01/16	300	300,000

Florida (State of) Board of Educationl; Series 2005 B, Ref. Faith & Credit Outlay Unlimited Tax GO Bonds	5.00%	01/01/13	2,715	2,758,401

Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	10/01/21	1,225	1,225,000

Orange (County of) Industrial Development Authority (Trinity Preparatory School of Florida, Inc.); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	10/01/25	800	800,000

Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(a)(c)(d)	0.22%	12/01/32	5,095	5,095,000

Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	11/01/15	2,270	2,270,000

				12,448,401

Georgia–5.76%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.48%	01/01/29	1,700	1,700,000

DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	08/01/21	400	400,000

Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	01/01/20	1,725	1,725,000

Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(d)(e)	0.25%	08/01/27	1,000	1,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Georgia (State of);
Series 2007 B, Unlimited Tax GO Bonds	5.00%	04/01/13	$600	$616,709

Series 2009 F, Unlimited Tax GO Bonds	5.00%	11/01/12	1,000	1,007,980

Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.32%	05/01/24	780	780,000

Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(d)	1.30%	12/01/18	700	700,000

Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.68%	09/01/19	900	900,000

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	09/01/20	3,400	3,400,000

Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	11/01/27	1,060	1,060,000

				13,289,689

Illinois–4.66%
Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(a)(b)(c)(d)	0.25%	03/01/33	2,900	2,900,000

East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.38%	06/01/27	1,000	1,000,000

Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	450	456,061

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.28%	06/01/17	916	916,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	08/15/25	1,305	1,305,000

Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.28%	02/01/21	1,655	1,655,000

Illinois (State of) Finance Authority (Trinity Health Credit Group); Series 2011, RB	2.00%	12/01/12	1,150	1,155,142

Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(a)(b)(d)	0.29%	04/01/22	1,375	1,375,000

				10,762,203

Indiana–5.70%
Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.49%	12/01/23	820	820,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.27%	08/01/37	4,845	4,845,000

Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris N.A.)(a)(b)(d)	0.29%	03/01/22	1,340	1,340,000

Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP–FHLB of Indianapolis)(a)(d)	0.35%	06/01/30	2,055	2,055,000

La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris N.A.)(a)(b)(d)	0.29%	11/01/18	2,130	2,130,000

Purdue University; Series 2009 X, Student Fee RB	5.00%	07/01/13	300	311,686

University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.28%	10/01/19	1,650	1,650,000

				13,151,686

Iowa–0.39%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)	0.48%	06/01/28	900	900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana–0.87%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.30%	12/01/27	$2,000	$2,000,000

Maryland–1.68%
Baltimore (County of); Series 2002, Ref. Metropolitan District Unlimited Tax GO Bonds	5.25%	09/01/12	1,455	1,455,000

Harford (County of); Series 2009, Ref. Unlimited Tax GO Bonds	3.00%	06/01/13	350	357,037

Maryland (State of) (State & Local Facilities Loan of 2008); First Series 2008, Unlimited Tax GO Bonds	5.00%	03/01/13	500	511,910

Montgomery (County of); Series 2007 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	05/01/13	1,500	1,547,349

				3,871,296

Massachusetts–0.74%
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)	0.54%	05/01/16	980	980,000

Massachusetts (State of) Industrial Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC–TD Bank, N.A.)(a)(b)(d)	0.60%	06/01/18	725	725,000

				1,705,000

Michigan–3.28%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	10/15/38	4,870	4,870,000

Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (CEP–FHLB of Indianapolis)(a)(d)	0.44%	07/01/32	250	250,000

Michigan (State of) Strategic Fund (The Roeper School); Series 2002, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.53%	05/01/32	2,445	2,445,000

				7,565,000

Minnesota–2.91%
Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)	0.19%	08/01/15	1,800	1,800,000

Hennepin (County of): Series 2009 C, Unlimited Tax GO bonds	3.00%	12/01/12	500	503,475

Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	10/01/23	725	725,000

St. Paul (City of) Port Authority; Series 2009-8 R, Ref. VRD District Heating RB (LOC–Deutsche Bank AG)(a)(b)(d)(e)	0.21%	12/01/28	700	700,000

St. Paul (City of), Minnesota Port Authority; Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(a)(b)(e)	0.19%	03/01/29	3,000	3,000,000

				6,728,475

Missouri–1.71%
Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.23%	07/01/24	1,310	1,310,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of Des Moines)(a)	0.28%	12/01/19	2,630	2,630,000

				3,940,000

Nebraska–0.87%
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.21%	08/15/32	1,000	1,000,000

Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.21%	06/01/31	1,000	1,000,000

				2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nevada–0.39%
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)(a)(d)	0.21%	10/01/37	$900	$900,000

New York–0.68%
New York (City of); Series 2004 G, Unlimited Tax GO Bonds	5.00%	08/01/13	1,500	1,565,580

North Carolina–6.65%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.32%	07/01/21	450	450,000

Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	11/01/23	3,030	3,030,000

North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	06/01/18	1,200	1,200,000

North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	10/01/17	1,295	1,295,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	09/01/27	6,145	6,145,000

North Carolina (State of) Medical Care Commission (The McDowell Hospital, Inc.); Series 1999, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	05/15/16	975	975,000

Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(d)	0.23%	08/01/20	2,250	2,250,000

				15,345,000

North Dakota–1.15%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.31%	12/01/14	2,655	2,655,000

Ohio–3.45%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	11/01/40	7,305	7,305,000

Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.50%	11/15/19	200	200,000

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (CEP–FHLB of Indianapolis)(a)(c)(d)	0.25%	01/01/34	455	455,000

				7,960,000

Oregon–1.26%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.21%	07/01/27	1,850	1,850,000

Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	04/01/34	1,055	1,055,000

				2,905,000

Pennsylvania–7.44%
Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD (LOC–PNC Bank, N.A.)(a)(b)	0.31%	06/01/19	450	450,000

Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	11/01/26	195	195,000

Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(b)	0.17%	11/01/14	190	190,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(e)	0.20%	07/01/38	9,706	9,706,000

Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.28%	12/01/25	500	500,000

Pennsylvania (State of) Economic Development Financing Authority (Kovatch Mobile Equipment Corp.); Series 2009 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.23%	12/01/12	500	500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Economic Development Financing Authority (Laurel Highlands Foundation, Inc.); Series 2007 C-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.31%	08/01/22	$625	$625,000

Pennsylvania (State of) Economic Development Financing Authority (Mainstay Life Services); Series 2001 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.28%	04/01/18	300	300,000

Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.34%	04/01/17	300	300,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.28%	08/01/26	200	200,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program-The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.28%	12/01/26	500	500,000

Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.34%	12/01/26	600	600,000

Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.23%	12/01/29	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.28%	08/01/26	300	300,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennyslvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.28%	11/01/18	700	700,000

Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.30%	12/01/14	1,100	1,100,000

				17,166,000

South Carolina–2.53%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.43%	07/01/17	1,800	1,800,000

South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.42%	09/01/18	3,300	3,300,000

South Carolina (State of) Jobs-Economic Development Authority (Pharmaceutical Associates, Inc.); Series 2001 VRD RB, (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.32%	12/01/13	750	750,000

				5,850,000

Tennessee–1.73%
Marion (County of) Industrial & Environmental Development Board (Valmont Industries); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.32%	06/01/25	1,000	1,000,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2006 A, Commercial Paper Notes	0.20%	02/05/13	3,000	3,000,000

				4,000,000

Texas–12.50%
Austin (City of); Series 2008, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/01/12	220	220,000

Collin (County of); Series 2012, Ref. Road Unlimited Tax GO Bonds	2.00%	02/15/13	610	614,617

Conroe Independent School District; Series 2012, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/13	2,065	2,081,920

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.17%	02/15/42	1,340	1,340,000

Harris (County of); Series 2011A, Ref. Road Unlimited Tax GO Bonds	2.00%	10/01/12	750	751,094

Houston (City of);
Series 2006 G-2, GO Commercial Paper Notes	0.21%	10/15/12	3,000	3,000,000

Series 2009 H-2, GO Commercial Paper Notes	0.19%	10/18/12	1,500	1,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Lone Star College System; Series 2012, Ref. Limited Tax GO Bonds	1.50%	02/15/13	$2,000	$2,011,880

Richardson Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.00%	02/15/13	1,000	1,012,679

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.22%	12/01/28	3,000	3,000,000

San Antonio (City of); Series 2012, Limited Tax GO Notes	1.50%	02/01/13	1,300	1,307,038

Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.19%	02/15/28	2,900	2,900,000

Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)(c)(d)	0.24%	09/15/36	4,780	4,780,000

Texas (State of) Public Finance Authority; Series 2010 A, Unemployment Compensation Obligation Assessment RB	3.00%	01/01/13	745	751,794

Texas (State of); Series 2012, TRAN	2.50%	08/30/13	3,000	3,067,846

University of Texas System Board of Regents; Series 2004 A, Ref. Permanent University Fund RB	5.00%	07/01/13	500	519,777

				28,858,645

Utah–0.20%
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.27%	08/01/28	470	470,000

Virginia–5.25%
Arlington (County of); Series 2003, Ref. & Public Improvement Unlimited Tax GO Bonds	5.00%	01/15/13	1,000	1,017,869

Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	10/01/30	2,900	2,900,000

Richmond (City of); Series 2012 B, Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	01/15/13	1,700	1,711,307

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.17%	08/01/35	6,500	6,500,000

				12,129,176

Washington–5.83%
Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.21%	11/01/23	800	800,000

Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.48%	07/01/21	535	535,000

Seattle (City of);
Series 2006, Ref. & Improvement Limited Tax GO Bonds	5.00%	03/01/13	550	562,779

Series 2009, Ref. & Improvement Limited Tax GO Bonds	5.00%	05/01/13	1,000	1,031,517

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.19%	11/01/25	5,000	5,000,000

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	11/01/32	760	760,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)(a)(d)	0.20%	07/15/32	1,600	1,600,000

Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.21%	12/01/15	160	160,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)	0.17%	04/01/43	3,000	3,000,000

				13,449,296

West Virginia–0.09%
Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC–PNC Bank, N.A.)(a)(b)(c)	0.28%	07/01/14	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–4.90%
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(d)	0.35%	09/01/19	$4,500	$4,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.20%	06/01/37	3,000	3,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.30%	06/01/25	100	100,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)	0.20%	05/01/30	2,500	2,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.28%	07/01/35	1,225	1,225,000

				11,325,000

Wyoming–0.27%
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(b)(e)	0.18%	01/01/18	635	635,000

TOTAL INVESTMENTS(f)(g)–99.26% (Cost $229,135,447)				229,135,447

OTHER ASSETS LESS LIABILITIES–0.74%				1,700,590

NET ASSETS–100.00%				$230,836,037

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Security purchased or received in a transaction exempt from registration under 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $34,783,000, which represented 15.07% of the Fund’s Net Assets.
(d)	Security subject to the alternative minimum tax.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows; other countries less than 5% each: 6.5%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage

Wells Fargo Bank, N.A.	24.2%

JPMorgan Chase Bank, N.A.	10.1

PNC Bank, N.A.	9.6

Bank of America, N.A.	7.9

Federal Home Loan Mortgage Corp.	7.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2012

		Premier U.S.	Premier
	Premier	Government Money	Tax-Exempt
	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$6,245,442,639	$1,043,505,127	$229,135,447

Repurchase agreements, at value and cost	1,485,000,000	489,975,319	—

Total investments, at value and cost	7,730,442,639	1,533,480,446	229,135,447

Cash	—	—	64,907

Receivable for:
Investments sold	1,720,015	—	1,360,041

Fund shares sold	4,707	50,628	4,552

Interest	1,410,919	228,742	274,086

Fund expenses absorbed	—	9,112	834

Investment for trustee deferred compensation and retirement plans	—	3,689	—

Other assets	—	26	—

Total assets	7,733,578,280	1,533,772,643	230,839,867

Liabilities:
Payable for:
Fund shares reacquired	2,701	1,360	—

Amount due custodian	—	1,530,642	—

Dividends	778,601	27,071	3,830

Accrued fees to affiliates	1,492	—	—

Trustee deferred compensation and retirement plans	—	4,088	—

Total liabilities	782,794	1,563,161	3,830

Net assets applicable to shares outstanding	$7,732,795,486	$1,532,209,482	$230,836,037

Net assets consist of:
Shares of beneficial interest	$7,732,802,189	$1,532,116,205	$230,865,974

Undistributed net investment income	116,890	92,252	444

Undistributed net realized gain (loss)	(123,593)	1,025	(30,381)

	$7,732,795,486	$1,532,209,482	$230,836,037

Net Assets:
Investor Class	$66,914,306	$22,735,675	$11,025,339

Institutional Class	$7,665,881,180	$1,509,473,807	$219,810,698

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	66,908,459	22,732,856	11,026,604

Institutional Class	7,665,896,265	1,509,411,750	219,839,814

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2012

		Premier U.S.	Premier
	Premier	Government Money	Tax-Exempt
	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$18,741,736	$2,097,242	$726,594

Expenses:
Advisory fees	15,943,197	4,036,735	756,102

Less: Fees waived	(4,464,095)	(2,264,141)	(103,379)

Net expenses	11,479,102	1,772,594	652,723

Net investment income	7,262,634	324,648	73,871

Net realized gain (loss) from Investment securities	(108,579)	1,025	184

Net increase in net assets resulting from operations	$7,154,055	$325,673	$74,055

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2012 and 2011

			Premier U.S. Government		Premier Tax-Exempt
	Premier Portfolio		Money Portfolio		Portfolio
	2012	2011	2012	2011	2012	2011

Operations:
Net investment income	$7,262,634	$3,396,358	$324,648	$261,146	$73,871	$395,934

Net realized gain (loss)	(108,579)	(2,791)	1,025	17,395	184	(3,475)

Net increase in net assets resulting from operations	7,154,055	3,393,567	325,673	278,541	74,055	392,459

Distributions to shareholders from net investment income:
Investor Class	(77,953)	(59,065)	(4,356)	(5,758)	(2,773)	(11,844)

Institutional Class	(7,184,681)	(3,337,293)	(320,292)	(255,388)	(71,098)	(384,090)

Total distributions from net investment income	(7,262,634)	(3,396,358)	(324,648)	(261,146)	(73,871)	(395,934)

Share transactions–net:
Investor Class	(9,684,023)	(3,559,890)	(2,862,540)	(922,864)	(493,351)	(5,400,864)

Institutional Class	2,836,138,381	984,982,104	186,027,711	136,982,685	(109,303,524)	(239,548,719)

Net increase (decrease) in net assets resulting from share transactions	2,826,454,358	981,422,214	183,165,171	136,059,821	(109,796,875)	(244,949,583)

Net increase (decrease) in net assets	2,826,345,779	981,419,423	183,166,196	136,077,216	(109,796,691)	(244,953,058)

Net assets:
Beginning of year	4,906,449,707	3,925,030,284	1,349,043,286	1,212,966,070	340,632,728	585,585,786

End of year*	$7,732,795,486	$4,906,449,707	$1,532,209,482	$1,349,043,286	$230,836,037	$340,632,728

* Includes accumulated undistributed net investment income	$116,890	$105,236	$92,252	$74,857	$444	$444

Notes to Financial Statements

August 31, 2012

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), formerly AIM Treasurer’s Series Trust, (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
  Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Funds are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

23        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with a Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

24        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
  Under the terms of a master sub-advisory agreement between the Adviser to each Fund, other than Premier U.S. Government Money Portfolio, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”), the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.
  For the year ended August 31, 2012, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$4,464,095

Premier U.S. Government Money Portfolio	1,130,286

Premier Tax-Exempt Portfolio	—

  Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2012 are shown below:

	Investor	Institutional
	Class	Class

Premier Portfolio	$—	$—

Premier U.S. Government Money Portfolio	16,443	1,117,412

Premier Tax-Exempt Portfolio	3,884	99,495

  The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.
  The Trust has entered into distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively. Invesco and IDI do not charge the Funds any fees under these agreements.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

25        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-Term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Premier Portfolio	$—	$7,730,442,639	$—	$7,730,442,639

Premier U.S. Government Money Portfolio	—	1,533,480,446	—	1,533,480,446

Premier Tax-Exempt Portfolio	—	229,135,447	—	229,135,447

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2012, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)

Premier Portfolio	$204,518,637	$112,096,806	$—

Premier U.S. Government Money Portfolio	—	—	—

Premier Tax-Exempt Portfolio	195,288,015	227,722,273	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2012 and 2011:

	2012	2011

	Ordinary Income	Ordinary Income

Premier Portfolio	$7,262,634	$3,396,358

Premier U.S. Government Money Portfolio	324,648	261,146

Premier Tax-Exempt Portfolio	73,871	395,934

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary		Shares of
	Ordinary	Book/Tax	Capital Loss	Beneficial	Total Net
	Income	Differences	Carryforward	Interest	Assets

Premier Portfolio	$116,890	$—	$(123,593)	$7,732,802,189	$7,732,795,486

Premier U.S. Government Money Portfolio	97,274	(3,997)	—	1,532,116,205	1,532,209,482

Premier Tax-Exempt Portfolio	444	—	(30,381)	230,865,974	230,836,037

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The temporary book/tax differences for Premier U.S. Government Money Portfolio are the result of the trustee deferral of compensation and retirement plan benefits.

26        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds have a capital loss carryforward as of August 31, 2012 which expires as follows:

	Short-Term		Long-Term
Fund	08/31/19	Not subject to Expiration	Not subject to Expiration	Total*

Premier Portfolio	$—	$123,593	$—	$123,593

Premier U.S. Government Money Portfolio	—	—	—	—

Premier Tax-Exempt Portfolio	27,089	3,292	—	30,381

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2012, reclassifications (shown below) were made to the Funds. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest

Premier Portfolio	$11,654	$(12,222)	$568

Premier U.S. Government Money Portfolio	17,395	(17,395)	—

Premier Tax-Exempt Portfolio	—	—	—

NOTE 9—Share Information

Premier Portfolio

	Summary of Share Activity

	Year ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:

Investor Class	19,197,358	$19,197,358	35,556,189	$35,556,189

Institutional Class	24,103,579,400	24,103,579,400	24,535,086,841	24,535,086,841

Issued as reinvestment of dividends:

Investor Class	76,699	76,699	57,169	57,169

Institutional Class	793,030	793,030	209,756	209,756

Reacquired:

Investor Class	(28,958,080)	(28,958,080)	(39,173,248)	(39,173,248)

Institutional Class	(21,268,234,049)	(21,268,234,049)	(23,550,314,493)	(23,550,314,493)

Net increase in share activity	2,826,454,358	$2,826,454,358	981,422,214	$981,422,214

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 70% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

27        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Share Information—(continued)

Premier U.S. Government Money Portfolio

	Summary of Share Activity

	Year ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:

Investor Class	5,566,982	$5,566,982	11,894,316	$11,894,316

Institutional Class	9,141,271,830	9,141,271,830	5,221,863,328	5,221,863,328

Issued as reinvestment of dividends:

Investor Class	4,314	4,314	5,640	5,640

Institutional Class	197,429	197,429	169,741	169,741

Reacquired:

Investor Class	(8,433,836)	(8,433,836)	(12,822,820)	(12,822,820)

Institutional Class	(8,955,441,548)	(8,955,441,548)	(5,085,050,384)	(5,085,050,384)

Net increase in share activity	183,165,171	$183,165,171	136,059,821	$136,059,821

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Premier Tax-Exempt Portfolio

	Summary of Share Activity

	Year ended August 31,
	2012(a)		2011
	Shares	Amount	Shares	Amount

Sold:

Investor Class	1,859,550	$1,859,550	5,391,241	$5,391,241

Institutional Class	294,258,908	294,258,908	536,383,084	536,383,084

Issued as reinvestment of dividends:

Investor Class	2,773	2,773	11,735	11,735

Institutional Class	33,256	33,256	242,792	242,792

Reacquired:

Investor Class	(2,355,674)	(2,355,674)	(10,803,840)	(10,803,840)

Institutional Class	(403,595,688)	(403,595,688)	(776,174,595)	(776,174,595)

Net increase (decrease) in share activity	(109,796,875)	$(109,796,875)	(244,949,583)	$(244,949,583)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Institutional Class

										Ratio of		Ratio of
										expenses		expenses
										to average		to average net		Ratio of net
	Net asset			Net gains		Dividends				net assets		assets without		investment
	value,	Net		(losses) on	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		securities	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		(realized)	operations	income	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Premier Portfolio
Year ended 08/31/12	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$1.00	0.11%	$7,665,881	0.18	%(c)	0.25	%(c)	0.11	%(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.08	4,829,849	0.20		0.25		0.08
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.10	3,844,870	0.22		0.25		0.11
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.21	3,973,928	0.21		0.28		1.11
Year ended 08/31/08	1.00	0.04		0.00	0.04	(0.04)	1.00	3.80	4,520,142	0.17		0.25		3.62

Premier U.S. Government Money Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.02	1,509,474	0.11	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.02	1,323,445	0.16		0.25		0.02
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.05	1,186,446	0.21		0.25		0.05
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	0.83	1,605,671	0.19		0.26		0.60
Year ended 08/31/08	1.00	0.03		(0.00)	0.03	(0.03)	1.00	3.29	450,419	0.17		0.25		2.60

Premier Tax-Exempt Portfolio
Year ended 08/31/12	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.02	219,811	0.22	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/11	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.08	329,114	0.24		0.25		0.08
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.15	568,666	0.25		0.25		0.15
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.13	347,020	0.28		0.28		1.09
Year ended 08/31/08	1.00	0.03		0.00	0.03	(0.03)	1.00	2.66	262,081	0.25		0.25		2.48

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s) of $6,307,673, $1,591,278 and $291,077 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

29        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights—(continued)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional Class
and Shareholders of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust):

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Institutional Class financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (the three portfolios constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter referred to as the “Trust”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Institutional Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 23, 2012
Houston, Texas

30        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012, through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Institutional Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
Premier Portfolio	$1,000.00	$1,000.60	$0.91	$1,024.23	$0.92	0.18%

Premier U.S. Government Money Portfolio	1,000.00	1,000.10	0.65	1,024.48	0.66	0.13

Premier Tax-Exempt Portfolio	1,000.00	1,000.10	1.16	1,023.98	1.17	0.23

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2012, through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

31        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts (Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio)

The Board of Trustees (the Board) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers) for Premier Portfolio and Premier Tax-Exempt Portfolio only. During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and, if applicable, the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and, if applicable, sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and, if applicable, the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and, if applicable, sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and, if applicable, sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

Premier Portfolio and Premier Tax-Exempt Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. With respect to Premier Portfolio and Premier Tax-Exempt Portfolio, the Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of either Fund.

Premier Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst

32        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier Tax-Exempt Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier U.S. Government Money Portfolio
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared each Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in each Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of each Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

Premier Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Premier Tax-Exempt Portfolio
The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Premier U.S. Government Money Portfolio
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and, if applicable, sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

33        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2012:

Federal and State Income Tax

			Corporate
		Qualified	Dividends
	Tax-Exempt	Dividend	Received	U.S. Treasury
	Dividends	Income*	Deduction*	Obligations*

Premier Portfolio	0.00%	0.00%	0.00%	0.91%

Premier U.S. Government Money Portfolio	0.00%	0.00%	0.00%	0.77%

Premier Tax-Exempt Portfolio	100%	0.00%	0.00%	0.00%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified	Qualified
	Short-Term	Interest
	Gains	Income**

Premier U.S. Government Money Portfolio	$17,395	100.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

34        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in
			Fund Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	129	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	129	None

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.: Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships); and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	147	Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.
[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.
[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Invesco Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Invesco Fund Complex.

T-1        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

			Number of
			Funds in
			Fund Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	129	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Retired. Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer	147	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Frank S. Bayley — 1939 Trustee	2003	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	129	Director and Chairman, C.D. Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2000	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	129	Chairman, Board of Governors, Western Golf Association, Chairman-elect, Evans Scholars Foundation and Director, Denver Film Society

Rodney F. Dammeyer — 1940 Trustee	2010	Chairman of CAC, LLC, a private company offering capital investment and management advisory services Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	147	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2003	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)	129	Director of Nature’s Sunshine Products, Inc.

Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives	129	Insperity (formerly known as Administaff)

Carl Frischling — 1937 Trustee	2003	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	129	Director, Reich & Tang Funds (6 portfolios)

Prema Mathai-Davis — 1950 Trustee	2003	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	129	None

Larry Soll — 1942 Trustee	1997	Retired Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	129	None

T-2        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

			Number of
			Funds in
			Fund Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Independent Trustees—(continued)

Hugo F. Sonnenschein — 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago	147	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	129	None

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	2003	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc., INVESCO Global Asset Management Limited, Invesco Management Company Limited and INVESCO Management S.A.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc. and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Director and Secretary, Van Kampen Advisors Inc.; Director Vice President, Secretary and General Counsel Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A	N/A

T-3        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Number of
Funds in
			Fund Complex	Other Directorship(s)
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Held by Trustee During
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Past 5 Years

Other Officers—(continued)

Lisa O. Brinkley — 1959 Vice President	2004	Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds

		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company	N/A	N/A

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	2003	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.	N/A	N/A

Yinka Akinsola — 1977 Anti-Money Laundering Compliance Officer	2011	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), Invesco Management Group, Inc., The Invesco Funds, Invesco Van Kampen Closed-End Funds, Van Kampen Exchange Corp., Van Kampen Funds Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Regulatory Analyst III, Financial Industry Regulatory Authority (FINRA).	N/A	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company	N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678
Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Counsel to the Independent Trustees Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, NY 10036-2714	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	CM-I-TST-AR-2	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Fees Billed by PWC Related to the Registrant
     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Percentage of Fees		Percentage of Fees
		Billed Applicable to		Billed Applicable to
		Non-Audit Services		Non-Audit Services
		Provided for fiscal		Provided for fiscal
	Fees Billed for	year end 2012	Fees Billed for	year end 2011
	Services Rendered to	Pursuant to Waiver of	Services Rendered to	Pursuant to Waiver of
	the Registrant for	Pre-Approval	the Registrant for	Pre-Approval
	fiscal year end 2012	Requirement(1)	fiscal year end 2011	Requirement(1)
Audit Fees	$60,900	N/A	$60,900	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$12,300	0%	$12,300	0%
All Other Fees	$0	0%	$0	0%

Total Fees	$73,200	0%	$73,200	0%
PWC billed the Registrant aggregate non-audit fees of $12,300 for the fiscal year ended 2012, and $12,300 for the fiscal year ended 2011, for non-audit services rendered to the Registrant.

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)	Tax fees for the fiscal year end August 31, 2012 includes fees billed for reviewing tax returns. Tax fees for the fiscal year end August 31, 2011 includes fees billed for reviewing tax returns.

Fees Billed by PWC Related to Invesco and Invesco Affiliates
     PWC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as follows:

	Fees Billed for Non-		Fees Billed for Non-
	Audit Services		Audit Services
	Rendered to Invesco	Percentage of Fees	Rendered to Invesco	Percentage of Fees
	and Invesco Affiliates	Billed Applicable to	and Invesco Affiliates	Billed Applicable to
	for fiscal year end	Non-Audit Services	for fiscal year end	Non-Audit Services
	2012 That Were	Provided for fiscal year	2011 That Were	Provided for fiscal year
	Required	end 2012 Pursuant to	Required	end 2011 Pursuant to
	to be Pre-Approved	Waiver of Pre-	to be Pre-Approved	Waiver of Pre-
	by the Registrant’s	Approval	by the Registrant’s	Approval
	Audit Committee	Requirement(1)	Audit Committee	Requirement(1)
Audit-Related Fees	$0	0%	$0	0%
Tax Fees	$0	0%	$0	0%
All Other Fees	$0	0%	$0	0%

Total Fees(2)	$0	0%	$0	0%

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco and Invesco Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)	Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed Invesco and Invesco Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2012, and $0 for the fiscal year ended 2011, for non-audit services rendered to Invesco and Invesco Affiliates.
The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC’s independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
POLICIES AND PROCEDURES
As adopted by the Audit Committees of
the Invesco Funds (the “Funds”)
Last Amended May 4, 2010
Statement of Principles
Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committees of the Funds’ (the “Audit Committees”) Board of Trustees (the “Board”) are responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.
Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees (“general pre-approval”) or require the specific pre-approval of the Audit Committees (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.
The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee generally on an annual basis. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.
The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.
Delegation
The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committees at the next quarterly meeting.
Audit Services
The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committees will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.
In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
Non-Audit Services
The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committees’ general principles and policies as set forth herein.
Audit-Related Services
“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.
Tax Services
“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committees will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committees will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.
No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.
Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committees’ pre-approval of permissible Tax services, the Auditor shall:
1.	Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:
a.	The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.	Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;
2.	Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

3.	Document the substance of its discussion with the Audit Committees.
All Other Auditor Services
The Audit Committees may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts
Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committees will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.
Procedures
Generally on an annual basis, Invesco Advisers, Inc. (“Invesco”) will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.
Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.
Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund’s Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.
Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.
Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.
On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.
The Audit Committees have designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committees on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management of Invesco will immediately report to the chairman of the Audit Committees any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management of Invesco.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures
Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)
•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services
Categorically Prohibited Non-Audit Services
•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any service or product provided for a contingent fee or a commission

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•	Tax services for persons in financial reporting oversight roles at the Fund

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of August 13, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a)(1)	Code of Ethics.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	November 8, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	November 8, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 8, 2012

EXHIBIT INDEX

12(a)(1)	Code of Ethics.

12(a)(2)	Certifications of principal executive officer and principal Financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.